Vanguard® Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (0.7%)
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	155	155
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	525	525
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2027	670	687
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2028	205	215
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	255	276
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	560	612
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2032	670	740
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	440	440
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	240	243
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	480	491
	Alabama GO	5.000%	8/1/2027	95	95
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2026	405	405
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2029	310	330
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2030	240	259
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2031	325	356
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2032	105	116
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	335	336
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,555	1,598
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	950	997
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	935	998
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,125	1,218
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	870	938
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	1,730	1,858
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	160	160
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	1,235	1,245
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	135	138
	Jefferson County AL Sewer Revenue	5.000%	10/1/2028	205	214
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	145	153
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	965	1,031
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	60	65
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	40	43
					16,937
Alaska (0.1%)
	North Slope Borough AK GO	5.000%	6/30/2027	250	255
	North Slope Borough AK GO	5.000%	6/30/2029	565	599
	North Slope Borough AK GO	5.000%	6/30/2030	980	1,056
					1,910
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2027	515	526
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	460	479
	Arizona COP, ETM	5.000%	10/1/2026	345	346
	Arizona COP, ETM	5.000%	10/1/2027	340	349
	Arizona COP, ETM	5.000%	10/1/2028	775	813
	Arizona COP, ETM	5.000%	10/1/2029	795	849
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2027	580	592
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	415	434
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	610	637
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	395	420
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	525	567
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	110	119
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	155	170
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2032	465	514
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	1,550	1,603
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	305	320
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	2,330	2,498
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	25	26
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2027	140	144
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,525	1,662
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2032	655	721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	130	130
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	90	86
	Phoenix AZ GO	5.000%	7/1/2027	185	185
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	110	110
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	200	200
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	155	158
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	102
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	695	701
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	205	207
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2029	815	822
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2030	410	439
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	1,490	1,620
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	1,195	1,314
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	60	60
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	365	368
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	725	749
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	930	960
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	1,080	1,114
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	980	1,033
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	720	741
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	800	857
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	970	997
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	685	704
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	345	379
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	775	795
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	65	72
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	100	105
					28,797
California (19.1%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	60	57
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	810	713
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	425	360
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	220	179
	Antelope Valley Community College District GO	4.000%	8/1/2046	500	503
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	815	827
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	185	188
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	475	495
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	710	739
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	1,500	1,562
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	485	489
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	170	181
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	325	327
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	35	38
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	645	649
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	435	480
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	360	397
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	505	508
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	690	773
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	215	216
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	20	23
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,150	1,131
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	2,745	3,051
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	110	112
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	25	27
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	362
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	230	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	250	258
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	330	341
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	155	156
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	220	233
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	280	282
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	151
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	165	181
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	220	241
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	690	713
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	245	259
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	5	6
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	15	17
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	50	53
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	275	294
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	340	378
	California GO	4.000%	9/1/2026	190	190
	California GO	5.000%	9/1/2026	1,315	1,315
	California GO	5.000%	9/1/2026	460	460
	California GO	5.000%	9/1/2026	5	5
	California GO	5.000%	9/1/2026	1,410	1,410
	California GO	5.000%	9/1/2026	130	130
	California GO	5.000%	9/1/2026	330	330
	California GO	5.000%	9/1/2026	1,000	1,000
	California GO	4.000%	10/1/2026	285	285
	California GO	5.000%	10/1/2026	950	952
	California GO	5.000%	10/1/2026	915	917
	California GO	5.000%	10/1/2026	250	250
	California GO	5.000%	10/1/2026	125	125
	California GO	4.000%	11/1/2026	245	246
	California GO	5.000%	11/1/2026	295	296
	California GO	5.000%	11/1/2026	280	281
	California GO	5.000%	12/1/2026	1,270	1,278
[2]	California GO	5.000%	2/1/2027	190	192
	California GO	3.000%	3/1/2027	1,015	1,017
	California GO	5.000%	3/1/2027	5	5
	California GO	5.000%	4/1/2027	895	908
	California GO	5.000%	4/1/2027	510	517
	California GO	3.500%	8/1/2027	2,465	2,486
	California GO	5.000%	8/1/2027	670	672
	California GO	5.000%	8/1/2027	1,000	1,004
	California GO	5.000%	8/1/2027	1,455	1,488
	California GO	5.000%	8/1/2027	1,270	1,299
	California GO	5.000%	8/1/2027	510	521
	California GO	5.000%	8/1/2027	600	614
[3]	California GO	5.000%	8/1/2027	21,500	21,982
	California GO	4.000%	9/1/2027	1,455	1,476
	California GO	4.000%	9/1/2027	105	107
	California GO	5.000%	9/1/2027	1,005	1,006
	California GO	5.000%	9/1/2027	440	451
	California GO	5.000%	9/1/2027	260	266
	California GO	5.000%	9/1/2027	265	271
	California GO	4.000%	10/1/2027	480	488
	California GO	5.000%	10/1/2027	365	375
	California GO	5.000%	10/1/2027	300	308
	California GO	5.000%	10/1/2027	590	606
	California GO	5.000%	10/1/2027	775	795
	California GO	5.000%	11/1/2027	955	982
	California GO	5.000%	11/1/2027	455	468
	California GO	5.000%	11/1/2027	175	180
	California GO	5.000%	11/1/2027	120	123
	California GO	5.000%	11/1/2027	175	180
	California GO	5.000%	12/1/2027	815	840
	California GO	3.000%	3/1/2028	575	579
	California GO	5.000%	3/1/2028	700	725
	California GO	5.000%	4/1/2028	875	908
	California GO	5.000%	4/1/2028	190	197
	California GO	5.000%	8/1/2028	1,030	1,032
	California GO	5.000%	8/1/2028	300	301
	California GO	5.000%	8/1/2028	360	368
	California GO	5.000%	8/1/2028	235	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2028	305	319
	California GO	5.000%	8/1/2028	1,155	1,207
	California GO	5.000%	8/1/2028	1,075	1,124
[3]	California GO	5.000%	8/1/2028	22,095	23,092
	California GO	4.000%	9/1/2028	265	265
	California GO	4.000%	9/1/2028	160	164
	California GO	5.000%	9/1/2028	935	936
	California GO	5.000%	9/1/2028	800	838
	California GO	5.000%	9/1/2028	275	275
	California GO	5.000%	9/1/2028	270	283
	California GO	5.000%	9/1/2028	1,200	1,257
	California GO	5.000%	10/1/2028	85	89
	California GO	5.000%	10/1/2028	245	257
	California GO	5.000%	10/1/2028	560	587
	California GO	5.000%	10/1/2028	570	597
	California GO	5.000%	10/1/2028	1,000	1,048
	California GO	5.000%	11/1/2028	2,255	2,322
	California GO	5.000%	11/1/2028	765	803
	California GO	5.000%	11/1/2028	1,550	1,627
	California GO	5.000%	11/1/2028	245	257
	California GO	5.000%	12/1/2028	1,140	1,198
	California GO	3.000%	3/1/2029	190	190
	California GO	3.000%	3/1/2029	250	250
	California GO	5.000%	3/1/2029	640	676
	California GO	5.000%	4/1/2029	2,265	2,396
	California GO	5.000%	4/1/2029	365	386
	California GO	3.000%	8/1/2029	5	5
	California GO	5.000%	8/1/2029	295	295
	California GO	5.000%	8/1/2029	1,070	1,094
	California GO	5.000%	8/1/2029	1,880	1,883
	California GO	5.000%	8/1/2029	480	500
	California GO	5.000%	8/1/2029	390	399
	California GO	5.000%	8/1/2029	305	312
	California GO	5.000%	8/1/2029	1,450	1,542
	California GO	5.000%	8/1/2029	500	532
	California GO	5.000%	8/1/2029	200	213
[3]	California GO	5.000%	8/1/2029	18,595	19,778
	California GO	4.000%	9/1/2029	175	181
	California GO	5.000%	9/1/2029	165	165
	California GO	5.000%	9/1/2029	540	541
	California GO	5.000%	9/1/2029	215	229
	California GO	5.000%	9/1/2029	140	149
	California GO	5.000%	9/1/2029	890	948
	California GO	5.000%	9/1/2029	185	197
	California GO	5.000%	10/1/2029	570	608
	California GO	5.000%	10/1/2029	1,325	1,386
	California GO	5.000%	10/1/2029	690	736
	California GO	5.000%	10/1/2029	410	437
	California GO	5.000%	10/1/2029	2,550	2,720
	California GO	4.000%	11/1/2029	335	348
	California GO	5.000%	11/1/2029	310	331
	California GO	5.000%	11/1/2029	225	231
	California GO	5.000%	11/1/2029	945	1,009
	California GO	5.000%	11/1/2029	460	491
	California GO	5.000%	12/1/2029	355	380
	California GO	5.000%	3/1/2030	330	354
	California GO	5.000%	3/1/2030	285	306
	California GO	5.000%	4/1/2030	10	11
	California GO	5.000%	4/1/2030	325	349
	California GO	5.000%	4/1/2030	675	726
	California GO	5.000%	4/1/2030	820	865
	California GO	5.000%	8/1/2030	1,390	1,392
	California GO	5.000%	8/1/2030	1,360	1,390
	California GO	5.000%	8/1/2030	1,210	1,261
	California GO	5.000%	8/1/2030	535	536
	California GO	5.000%	8/1/2030	250	270
	California GO	5.000%	8/1/2030	570	616
	California GO	5.000%	8/1/2030	670	685
	California GO	5.000%	8/1/2030	4,560	4,925
[3]	California GO	5.000%	8/1/2030	9,015	9,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/2030	195	195
	California GO	5.000%	9/1/2030	125	125
	California GO	5.000%	9/1/2030	125	135
	California GO	5.000%	9/1/2030	400	433
	California GO	5.000%	9/1/2030	1,525	1,649
	California GO	5.000%	9/1/2030	330	357
	California GO	5.000%	10/1/2030	1,500	1,595
	California GO	5.000%	10/1/2030	1,400	1,463
	California GO	5.000%	10/1/2030	415	449
	California GO	5.000%	10/1/2030	860	931
	California GO	5.000%	11/1/2030	280	288
	California GO	5.000%	11/1/2030	1,120	1,214
	California GO	5.000%	11/1/2030	375	406
	California GO	3.500%	12/1/2030	255	255
	California GO	5.000%	12/1/2030	1,770	1,921
	California GO	5.000%	3/1/2031	685	733
	California GO	5.000%	4/1/2031	335	365
	California GO	5.000%	4/1/2031	1,900	2,071
	California GO	5.000%	4/1/2031	495	522
	California GO	5.000%	4/1/2031	260	274
	California GO	3.250%	8/1/2031	1,090	1,105
	California GO	4.000%	8/1/2031	235	235
	California GO	5.000%	8/1/2031	120	120
	California GO	5.000%	8/1/2031	1,200	1,313
	California GO	5.000%	8/1/2031	635	695
	California GO	5.000%	8/1/2031	350	383
	California GO	5.000%	8/1/2031	375	383
	California GO	5.000%	8/1/2031	2,920	3,196
[3]	California GO	5.000%	8/1/2031	6,910	7,563
	California GO	5.000%	9/1/2031	275	275
	California GO	5.000%	9/1/2031	470	471
	California GO	5.000%	9/1/2031	535	586
	California GO	5.000%	9/1/2031	1,115	1,222
	California GO	5.000%	9/1/2031	1,050	1,150
	California GO	5.000%	9/1/2031	1,750	1,917
	California GO	5.000%	9/1/2031	950	1,041
	California GO	5.000%	10/1/2031	655	696
	California GO	5.000%	10/1/2031	505	554
	California GO	5.000%	10/1/2031	500	548
	California GO	4.000%	11/1/2031	135	136
	California GO	5.000%	11/1/2031	245	265
	California GO	5.000%	11/1/2031	670	724
	California GO	5.000%	11/1/2031	930	972
	California GO	5.000%	11/1/2031	1,005	1,103
	California GO	5.000%	11/1/2031	195	211
	California GO	5.000%	12/1/2031	330	363
	California GO	5.000%	3/1/2032	1,710	1,825
	California GO	5.000%	3/1/2032	2,205	2,432
	California GO	5.000%	4/1/2032	215	226
	California GO	5.000%	4/1/2032	1,850	2,043
	California GO	5.000%	4/1/2032	1,390	1,535
	California GO	5.000%	4/1/2032	350	369
	California GO	3.500%	8/1/2032	420	430
	California GO	5.000%	8/1/2032	3,115	3,451
[1]	California GO	5.250%	8/1/2032	3,615	4,004
	California GO	3.000%	9/1/2032	790	773
	California GO	5.000%	9/1/2032	445	493
	California GO	5.000%	10/1/2032	220	234
	California GO	5.000%	10/1/2032	275	298
	California GO	4.000%	11/1/2032	175	177
	California GO	4.000%	11/1/2032	530	535
	California GO	5.000%	11/1/2032	175	179
	California GO	5.000%	11/1/2032	300	333
	California GO	5.000%	11/1/2032	670	722
	California GO	5.000%	3/1/2033	1,115	1,187
	California GO	5.000%	3/1/2033	35	37
	California GO	5.000%	3/1/2033	2,190	2,437
	California GO	5.000%	4/1/2033	600	631
	California GO	5.000%	4/1/2033	85	95
	California GO	5.000%	8/1/2033	1,500	1,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2033	305	341
[3]	California GO	5.000%	8/1/2033	9,500	10,615
	California GO	5.000%	9/1/2033	500	559
	California GO, Prere.	5.000%	8/1/2027	25	26
	California GO, Prere.	5.000%	11/1/2030	5	5
[4]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,785	1,844
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	695	719
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	365	378
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/2033	10	11
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	310	311
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	150	152
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	305	314
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	35	36
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	10	10
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	30	31
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	2,965	3,161
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	265	266
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	460	464
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	745	765
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	300	311
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	445	466
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	645	662
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	520	549
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	480	511
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	930	953
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	335	360
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	675	730
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	810	882
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	840	921
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,025	1,128
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	825	899
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	130	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	810	810
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	110	113
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	100	103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	340	356
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	545	571
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	120	126
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,020	1,087
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	305	325
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	535	579
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	220	241
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	670	742
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	1,000	1,118
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	10	10
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	20	21
	California State University College & University Revenue	5.000%	11/1/2027	115	117
	California State University College & University Revenue	5.000%	11/1/2027	350	360
	California State University College & University Revenue	5.000%	11/1/2028	115	117
	California State University College & University Revenue	5.000%	11/1/2029	405	412
	California State University College & University Revenue	5.000%	11/1/2029	795	855
	California State University College & University Revenue	5.000%	11/1/2030	345	351
	California State University College & University Revenue	5.000%	11/1/2030	170	186
	California State University College & University Revenue	5.000%	11/1/2030	415	454
	California State University College & University Revenue	5.000%	11/1/2031	390	396
	California State University College & University Revenue	5.000%	11/1/2031	185	206
	California State University College & University Revenue	5.000%	11/1/2031	650	723
	California State University College & University Revenue	5.000%	11/1/2033	750	853
	California State University College & University Revenue PUT	2.900%	11/1/2029	460	459
	California State University College & University Revenue PUT	2.900%	11/1/2029	695	693
	California State University College & University Revenue PUT	3.150%	11/1/2032	645	638
	California State University College & University Revenue PUT	0.550%	11/1/2049	75	75
	California State University College & University Revenue PUT	3.125%	11/1/2051	370	370
	Chabot-Las Positas Community College District GO	5.000%	8/1/2033	250	285
	Chaffey Community College District GO, Prere.	3.000%	6/1/2028	85	86
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	355	365
[1]	Coast Community College District GO	0.000%	8/1/2027	35	34
[1]	Coast Community College District GO	0.000%	8/1/2028	745	707
	Coast Community College District GO, Prere.	4.500%	8/1/2027	110	112
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2027	290	296

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	250	262
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	5	5
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	225	241
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	360	367
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	225	245
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	205	209
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	100	111
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	395	402
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	325	370
East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	4,005	4,005
East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,500	2,500
Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,150	1,114
Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	205	193
Glendale Community College District GO, Prere.	5.250%	8/1/2027	460	472
Los Angeles CA Community College District GO	5.000%	8/1/2027	345	353
Los Angeles CA Community College District GO	5.000%	8/1/2027	330	338
Los Angeles CA Community College District GO	5.000%	8/1/2028	1,610	1,691
Los Angeles CA Community College District GO	5.000%	8/1/2028	445	467
Los Angeles CA Community College District GO	5.000%	8/1/2028	205	215
Los Angeles CA Community College District GO	5.000%	8/1/2028	315	331
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,340	1,439
Los Angeles CA Community College District GO	5.000%	8/1/2029	1,210	1,299
Los Angeles CA Community College District GO	5.000%	8/1/2029	375	403
Los Angeles CA Community College District GO	5.000%	8/1/2030	645	706
Los Angeles CA Community College District GO	5.000%	8/1/2030	130	142
Los Angeles CA Community College District GO	5.000%	8/1/2030	775	848
Los Angeles CA Community College District GO	5.000%	8/1/2031	420	467
Los Angeles CA Unified School District GO	5.000%	7/1/2027	295	295
Los Angeles CA Unified School District GO	5.000%	7/1/2027	440	449
Los Angeles CA Unified School District GO	5.000%	7/1/2027	515	526
Los Angeles CA Unified School District GO	5.000%	7/1/2027	400	408
Los Angeles CA Unified School District GO	5.000%	7/1/2027	340	347
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,020	1,042
Los Angeles CA Unified School District GO	5.000%	7/1/2028	305	315
Los Angeles CA Unified School District GO	5.000%	7/1/2028	945	988
Los Angeles CA Unified School District GO	5.000%	7/1/2028	505	528
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,165	1,167
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,385	2,493
Los Angeles CA Unified School District GO	5.000%	7/1/2028	180	188
Los Angeles CA Unified School District GO	2.000%	7/1/2029	165	159
Los Angeles CA Unified School District GO	5.000%	7/1/2029	375	399
Los Angeles CA Unified School District GO	5.000%	7/1/2029	355	366
Los Angeles CA Unified School District GO	5.000%	7/1/2029	1,325	1,411
Los Angeles CA Unified School District GO	5.000%	7/1/2029	305	325
Los Angeles CA Unified School District GO	5.000%	7/1/2029	2,925	3,114
Los Angeles CA Unified School District GO	5.000%	7/1/2029	715	761
Los Angeles CA Unified School District GO	5.000%	7/1/2029	490	522
Los Angeles CA Unified School District GO	5.000%	7/1/2030	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	100
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,030	1,061
Los Angeles CA Unified School District GO	5.000%	7/1/2030	490	531
Los Angeles CA Unified School District GO	5.000%	7/1/2030	3,120	3,379
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,250	1,354
Los Angeles CA Unified School District GO	5.000%	7/1/2030	500	541
Los Angeles CA Unified School District GO	3.000%	7/1/2031	925	904
Los Angeles CA Unified School District GO	4.000%	7/1/2031	270	282
Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,895	3,174
Los Angeles CA Unified School District GO	5.000%	7/1/2031	200	219
Los Angeles CA Unified School District GO	4.000%	7/1/2032	110	114
Los Angeles CA Unified School District GO	5.000%	7/1/2032	440	472
Los Angeles CA Unified School District GO	5.000%	7/1/2032	150	154
Los Angeles CA Unified School District GO	5.000%	7/1/2032	730	772
Los Angeles CA Unified School District GO	5.000%	7/1/2032	4,275	4,735
Los Angeles CA Unified School District GO	5.000%	7/1/2033	450	462
Los Angeles CA Unified School District GO	5.000%	7/1/2033	3,355	3,746
Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,035	1,156
Los Angeles CA Unified School District GO	5.000%	7/1/2033	865	966
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	150	153
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	275	287
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	255	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	130	136
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	245	261
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	905	1,012
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	185	209
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	120	136
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	85	90
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	250	272
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	510	571
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	410	418
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	255	260
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	275	288
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	250	262
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	495	528
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	320	342
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	250	267
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	485	528
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	290	316
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	290	314
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	440	487
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	895	967
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	260	291
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	505	544
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	265	291
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	480	500
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	440	459
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	335	349
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	5
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	80	86
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	415	444
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	255	280
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	280	299
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	750	834
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	215	229
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	850	915
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	85	96
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	35	37
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	160	163
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	188
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	240	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	280	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,205	3,297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,015	1,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	355	376
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	195	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	155	166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	770	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,190	1,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,840	3,020
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	427
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,165	1,262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,765	1,912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	875	948
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	245	254
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	285	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	170	186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	970	1,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,120	1,223
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	500	518
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	510
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	500	523
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	260	267
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	500	530
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	545	575
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	245	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	460	495
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	500	543
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	300	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	500	546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,385	1,513
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,515	1,669
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	1,195	1,200
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	585	587
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	230	231
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	335	336
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	215	216
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	215	216
[1]	Merced Union High School District GO	0.000%	8/1/2030	770	684
	Mount San Antonio Community College District GO	5.875%	8/1/2028	105	110
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	300	300
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2026	1,000	1,004
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2027	505	519
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2028	505	530
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2030	500	541
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2031	500	548
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2032	500	554
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/2033	500	559
	Poway Unified School District GO	0.000%	8/1/2031	150	129
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	265	273
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	275	283
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	225	231
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	230	246
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	400	437
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	400	446
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/14/2033	1,100	1,220
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	195	198
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	5	5
	San Diego CA Unified School District GO	5.000%	7/1/2027	100	102
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	230	236
	San Diego CA Unified School District GO	5.000%	7/1/2028	425	445
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	110	116
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	1,395	1,468
	San Diego CA Unified School District GO	5.000%	7/1/2029	485	518
	San Diego CA Unified School District GO	0.000%	7/1/2030	560	503
	San Diego CA Unified School District GO	5.000%	7/1/2030	315	343
	San Diego CA Unified School District GO	0.000%	7/1/2031	10	9
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	10	11
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	565	604
	San Francisco CA City & County GO	5.000%	6/15/2027	385	393
	San Francisco CA City & County GO	5.000%	6/15/2027	275	281
	San Francisco CA City & County GO	5.000%	6/15/2028	445	465
	San Francisco CA City & County GO	5.000%	6/15/2028	335	350
	San Francisco CA City & County GO	5.000%	6/15/2029	615	657
	San Francisco CA City & County GO	5.000%	6/15/2029	515	550
	San Francisco CA City & County GO	5.000%	6/15/2032	250	280
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	120	121
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	210	211
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	140	141
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	5	5
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	40	44
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	95	100
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	100	103
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	610	642
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	250	268
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	190	207
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	225	232
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	2,150	2,147
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	20	17
	San Jose Unified School District GO	5.000%	8/1/2027	175	179
	San Jose Unified School District GO	5.000%	8/1/2032	215	242
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	10	10
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	5	5
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	370	409
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	285	324
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	235	236
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	100	102
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	450	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	415	420
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	350	370
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	25	27
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	520	561
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	510	539
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	325	360
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	150	158
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	225	253
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	15	17
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	295	308
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	340	367
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,240	1,315
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	70	75
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	385	385
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	305	317
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	20	22
	University of California College & University Revenue	5.000%	5/15/2027	255	260
	University of California College & University Revenue	5.000%	5/15/2027	715	728
	University of California College & University Revenue	5.000%	11/15/2027	1,025	1,057
	University of California College & University Revenue	5.000%	5/15/2028	385	402
	University of California College & University Revenue	5.000%	5/15/2028	20	21
	University of California College & University Revenue	5.000%	5/15/2028	720	751
	University of California College & University Revenue	5.000%	11/15/2028	500	527
	University of California College & University Revenue	5.000%	5/15/2029	360	383
	University of California College & University Revenue	5.000%	5/15/2029	360	383
	University of California College & University Revenue	5.000%	5/15/2029	1,570	1,670
	University of California College & University Revenue	5.000%	5/15/2029	735	748
	University of California College & University Revenue	5.000%	5/15/2029	590	627
	University of California College & University Revenue	5.000%	5/15/2029	830	883
	University of California College & University Revenue	5.000%	5/15/2029	225	239
	University of California College & University Revenue	5.000%	11/15/2029	520	558
	University of California College & University Revenue	5.000%	5/15/2030	555	564
	University of California College & University Revenue	5.000%	5/15/2030	1,355	1,463
	University of California College & University Revenue	5.000%	5/15/2030	155	167
	University of California College & University Revenue	5.000%	5/15/2030	520	561
	University of California College & University Revenue	5.000%	5/15/2030	2,875	3,104
	University of California College & University Revenue	5.000%	11/15/2030	550	598
	University of California College & University Revenue	5.000%	5/15/2031	360	366
	University of California College & University Revenue	5.000%	5/15/2031	230	252
	University of California College & University Revenue	5.000%	5/15/2031	665	728
	University of California College & University Revenue	5.000%	5/15/2031	1,115	1,220
	University of California College & University Revenue	5.000%	5/15/2031	1,565	1,713
	University of California College & University Revenue	5.000%	5/15/2032	655	678
	University of California College & University Revenue	5.000%	5/15/2032	2,125	2,351
	University of California College & University Revenue	5.000%	5/15/2032	175	194
	University of California College & University Revenue	5.000%	5/15/2032	130	144
	University of California College & University Revenue	5.000%	5/15/2032	575	636
	University of California College & University Revenue	5.000%	5/15/2032	1,520	1,682
	University of California College & University Revenue	5.000%	5/15/2032	3,240	3,585
	University of California College & University Revenue	5.000%	11/15/2032	505	562
	University of California College & University Revenue	5.000%	5/15/2033	495	554
	University of California College & University Revenue	5.000%	5/15/2033	760	850
	University of California College & University Revenue	5.000%	5/15/2033	105	117
	University of California College & University Revenue	5.000%	5/15/2033	1,405	1,571
	University of California College & University Revenue	5.000%	5/15/2033	1,650	1,845
	University of California College & University Revenue	5.000%	5/15/2033	3,015	3,372
	Ventura County Community College District GO	3.125%	8/1/2031	365	364
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	413
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	535	550
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	865	709
					461,047
Colorado (0.8%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2026	155	156
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2029	510	545
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.000%	12/1/2031	235	236
	Adams 12 Five Star Schools GO	5.000%	12/15/2026	740	745
	Adams 12 Five Star Schools GO	5.000%	12/15/2032	250	252
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2026	520	524
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2027	635	655
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2028	250	263
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	190	209
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	615	619
	Colorado COP	5.000%	12/15/2029	15	16
	Colorado COP	5.000%	12/15/2030	655	710
	Colorado COP	5.000%	3/15/2031	770	795
	Colorado COP	5.000%	12/15/2031	345	372
	Colorado COP	5.000%	12/15/2031	690	719
	Colorado COP	5.000%	12/15/2031	235	257
	Colorado COP	5.000%	3/15/2032	1,370	1,385
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Inc. Project), Prere.	4.000%	9/1/2030	310	323
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2030	655	711
[3]	Denver City & County School District No. 1 GO	5.000%	12/1/2031	685	753
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	785	846
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2029	320	342
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2030	10	11
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	500	502
	Denver CO City & County GO	5.000%	8/1/2027	285	291
	Denver CO City & County GO	5.000%	8/1/2028	440	460
	Denver CO City & County GO	5.000%	8/1/2029	310	330
	Denver CO City & County GO	5.000%	8/1/2030	455	493
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	275	290
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	105	96
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	450	399
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	125	103
	E-470 Public Highway Authority Highway Revenue, ETM	0.000%	9/1/2029	5	5
	E-470 Public Highway Authority Highway Revenue, ETM	0.000%	9/1/2030	25	22
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	1,100	1,070
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	65	61
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	560	576
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	625	643
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	950	997
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	175	184
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	460	491
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	395	422
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	545	598
	University of Colorado College & University Revenue	5.000%	10/1/2028	10	10
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	405	414
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	195	199
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	115	118
					20,263
Connecticut (3.5%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	265	279
	Aquarion Water Authority Water Revenue	5.000%	8/1/2029	500	528
	Aquarion Water Authority Water Revenue	5.250%	2/1/2030	265	284
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	400	435
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	260	284
	Aquarion Water Authority Water Revenue	5.250%	2/1/2033	1,100	1,221
	Aquarion Water Authority Water Revenue	5.000%	8/1/2033	500	550
	Connecticut GO	5.000%	10/15/2026	570	572
	Connecticut GO	5.000%	11/15/2026	495	497
	Connecticut GO	5.000%	11/15/2026	600	603
	Connecticut GO	4.000%	1/15/2027	80	80
	Connecticut GO	4.000%	1/15/2027	390	392
	Connecticut GO	5.000%	3/15/2027	230	233
	Connecticut GO	5.000%	4/15/2027	305	310
	Connecticut GO	5.000%	4/15/2027	760	771
	Connecticut GO	5.000%	5/15/2027	45	45
	Connecticut GO	5.000%	6/15/2027	235	239
	Connecticut GO	5.000%	8/15/2027	2,850	2,915
	Connecticut GO	5.000%	9/15/2027	850	871
	Connecticut GO	5.000%	11/15/2027	200	206
	Connecticut GO	5.000%	11/15/2027	255	262
	Connecticut GO	4.000%	1/15/2028	1,795	1,829
	Connecticut GO	4.000%	1/15/2028	655	667
	Connecticut GO	5.000%	1/15/2028	515	532

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	1/15/2028	510	526
Connecticut GO	5.000%	4/15/2028	360	374
Connecticut GO	5.000%	4/15/2028	390	405
Connecticut GO	5.000%	6/15/2028	240	250
Connecticut GO	5.000%	8/15/2028	890	929
Connecticut GO	5.000%	9/15/2028	965	1,011
Connecticut GO	5.000%	10/15/2028	140	140
Connecticut GO	5.000%	11/15/2028	405	426
Connecticut GO	5.000%	11/15/2028	265	279
Connecticut GO	5.000%	11/15/2028	15	16
Connecticut GO	4.000%	1/15/2029	325	335
Connecticut GO	4.000%	1/15/2029	165	170
Connecticut GO	5.000%	1/15/2029	130	137
Connecticut GO	5.000%	3/15/2029	105	111
Connecticut GO	5.000%	4/15/2029	365	386
Connecticut GO	5.000%	8/15/2029	930	990
Connecticut GO	5.000%	8/15/2029	1,220	1,299
Connecticut GO	5.000%	11/15/2029	605	647
Connecticut GO	5.000%	12/1/2029	935	1,000
Connecticut GO	4.000%	1/15/2030	280	290
Connecticut GO	4.000%	1/15/2030	575	596
Connecticut GO	5.000%	1/15/2030	760	814
Connecticut GO	5.000%	3/15/2030	110	118
Connecticut GO	5.000%	4/15/2030	390	412
Connecticut GO	5.000%	8/15/2030	515	557
Connecticut GO	5.000%	9/1/2030	425	460
Connecticut GO	5.000%	9/15/2030	750	812
Connecticut GO	5.000%	11/15/2030	465	504
Connecticut GO	5.000%	11/15/2030	570	618
Connecticut GO	5.000%	11/15/2030	150	163
Connecticut GO	5.000%	12/1/2030	440	478
Connecticut GO	4.000%	1/15/2031	280	292
Connecticut GO	4.000%	1/15/2031	490	510
Connecticut GO	5.000%	1/15/2031	1,215	1,298
Connecticut GO	5.000%	4/15/2031	370	390
Connecticut GO	5.000%	8/1/2031	215	235
Connecticut GO	5.000%	8/15/2031	90	99
Connecticut GO	5.000%	8/15/2031	740	811
Connecticut GO	5.000%	9/15/2031	90	99
Connecticut GO	5.000%	11/15/2031	500	549
Connecticut GO	5.000%	11/15/2031	610	670
Connecticut GO	5.000%	11/15/2031	440	483
Connecticut GO	5.000%	12/1/2031	1,590	1,748
Connecticut GO	3.000%	1/15/2032	100	98
Connecticut GO	5.000%	1/15/2032	520	553
Connecticut GO	5.000%	3/15/2032	1,040	1,145
Connecticut GO	5.000%	4/15/2032	185	194
Connecticut GO	5.000%	8/15/2032	685	758
Connecticut GO	5.000%	8/15/2032	1,200	1,327
Connecticut GO	5.000%	11/15/2032	955	1,059
Connecticut GO	3.000%	1/15/2033	190	184
Connecticut GO	4.000%	1/15/2033	375	382
Connecticut GO	5.000%	1/15/2033	265	294
Connecticut GO	5.000%	3/15/2033	5	6
Connecticut GO	5.000%	4/15/2033	395	414
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2026	485	486
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	140	141
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	775	788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	690	704
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	140	143
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	680	694
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	715	730
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	155	158
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	175	179
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	460	460
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	510	523
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	530	547
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	185	192
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	400	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	165	172
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	610	636
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	95	99
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	300	313
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	55	57
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	915	915
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2029	595	614
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	635	673
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	212
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	565	600
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	155	165
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	500	531
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	125	133
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	1,330	1,413
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	130	130
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	550	576
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	135	139
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	180	194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	255	275
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	550	593
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	1,000	1,079
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	175	175
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	650	679
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2031	170	175
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	840	901
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	390	426
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	445	487
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	210	230
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	385	421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2031	300	313
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	715	734
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,300	1,389
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	895	972
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	155	171
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	775	856
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	1,035	1,143
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2032	740	770
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	1,325	1,360
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	120	128
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	119
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	1,560	1,737
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2033	2,505	2,790
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2027	485	494
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2028	155	161
	Connecticut Special Tax Fuel Sales Tax Revenue, ETM	5.000%	7/1/2029	360	382
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	145	154
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	400	401
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	40	41
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	2,000	2,151
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	2,250	2,477
[1]	New Haven CT GO	5.000%	8/1/2031	70	76
	University of Connecticut College & University Revenue	5.000%	2/15/2028	5	5
	University of Connecticut College & University Revenue	5.000%	2/15/2031	1,155	1,255
	University of Connecticut College & University Revenue	5.000%	2/15/2032	300	330
	University of Connecticut College & University Revenue	5.000%	2/15/2033	300	333
					83,579
Delaware (0.3%)
	Delaware GO	5.000%	1/1/2027	315	318
	Delaware GO	5.000%	1/1/2028	1,157	1,194
	Delaware GO	5.000%	3/1/2029	910	963
	Delaware GO	5.000%	3/1/2031	965	1,054
	Delaware GO	5.000%	3/1/2032	2,000	2,215
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	710	767
					6,511
District of Columbia (1.7%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	135	142
	District of Columbia College & University Revenue	5.000%	4/1/2030	140	141
	District of Columbia College & University Revenue	5.000%	4/1/2032	745	752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	5.000%	4/1/2033	100	101
	District of Columbia GO	5.000%	10/15/2026	645	647
	District of Columbia GO	5.000%	12/1/2026	380	382
	District of Columbia GO	5.000%	6/1/2027	470	479
	District of Columbia GO	5.000%	10/15/2027	910	935
	District of Columbia GO	5.000%	12/1/2027	570	587
	District of Columbia GO	5.000%	10/15/2028	810	850
	District of Columbia GO	5.000%	12/1/2028	865	910
	District of Columbia GO	5.000%	6/1/2029	2,075	2,201
	District of Columbia GO	5.000%	10/15/2029	1,105	1,170
	District of Columbia GO	5.000%	12/1/2029	195	209
	District of Columbia GO	5.000%	6/1/2030	480	517
	District of Columbia GO	5.000%	8/1/2030	320	345
	District of Columbia GO	5.000%	10/15/2030	1,225	1,291
	District of Columbia GO	5.000%	12/1/2030	800	867
	District of Columbia GO	5.000%	6/1/2031	240	244
	District of Columbia GO	5.000%	8/1/2031	1,050	1,147
	District of Columbia GO	5.000%	10/15/2031	470	494
	District of Columbia GO	5.000%	10/15/2032	340	357
	District of Columbia GO	5.000%	12/1/2032	260	288
	District of Columbia GO	5.000%	6/1/2033	1,045	1,161
	District of Columbia GO	5.000%	10/15/2033	155	162
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	910	912
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	315	316
	District of Columbia Income Tax Revenue	5.000%	12/1/2026	190	191
	District of Columbia Income Tax Revenue	5.000%	6/1/2027	895	912
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,145	1,176
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	580	595
	District of Columbia Income Tax Revenue	5.000%	12/1/2027	980	1,010
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	675	704
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	1,505	1,578
	District of Columbia Income Tax Revenue	5.000%	10/1/2028	750	786
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	255	268
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	275	290
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	340	363
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	275	293
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	400	428
	District of Columbia Income Tax Revenue	5.000%	3/1/2030	2,035	2,166
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	400	433
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	495	535
	District of Columbia Income Tax Revenue	5.000%	3/1/2031	795	844
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	330	361
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	435	476
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	500	547
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	145	159
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,260	1,334
	District of Columbia Income Tax Revenue	5.000%	6/1/2032	415	458
	District of Columbia Income Tax Revenue	5.000%	10/1/2032	265	293
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	160	169
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2032	1,130	1,249
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2033	505	562
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2030	165	144
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	535	537
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	260	260
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	85	87
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	500	512
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	520	532
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,275	1,303
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2030	2,145	2,304
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	155	168
					41,634
Florida (2.9%)
	Broward County FL School District COP	5.000%	7/1/2027	475	484
[1]	Broward County FL School District COP	5.000%	7/1/2027	250	255
	Broward County FL School District COP	5.000%	7/1/2028	1,350	1,403
	Broward County FL School District COP	5.000%	7/1/2030	555	594
[1]	Broward County FL School District COP	5.000%	7/1/2030	225	241
	Broward County FL School District COP	5.000%	7/1/2031	1,345	1,433
	Broward County FL School District COP	5.000%	7/1/2032	1,700	1,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/2033	170	180
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	1,220	1,244
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	885	923
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	1,100	1,211
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	540	600
[1]	Central Florida Expressway Authority Highway Revenue, ETM	5.000%	7/1/2031	365	399
[1]	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2031	95	104
[1]	Duval County Public Schools COP	5.000%	7/1/2027	360	367
[1]	Duval County Public Schools COP	5.000%	7/1/2028	915	952
[1]	Duval County Public Schools COP	5.000%	7/1/2029	1,050	1,110
[1]	Duval County Public Schools COP	5.000%	7/1/2030	1,270	1,361
[1]	Duval County Public Schools COP	5.000%	7/1/2031	1,515	1,618
[1]	Duval County Public Schools COP	5.000%	7/1/2032	835	888
	Florida Department of Management Services COP	5.000%	11/1/2026	395	396
	Florida Department of Management Services COP	5.000%	11/1/2027	560	574
	Florida Department of Management Services COP	5.000%	11/1/2028	1,015	1,066
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2027	820	836
	Florida GO	5.000%	6/1/2027	775	789
	Florida GO	5.000%	6/1/2029	825	876
	Florida GO	5.000%	6/1/2030	415	448
	Florida GO	5.000%	6/1/2031	365	399
	Florida GO	5.000%	6/1/2031	1,000	1,093
	Florida GO	5.000%	6/1/2032	510	563
	Florida GO	5.000%	6/1/2033	2,250	2,519
	Florida GO	5.000%	6/1/2033	105	118
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	1,725	1,725
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	1,485	1,485
	Florida Lottery Revenue	5.000%	7/1/2027	1,175	1,199
	Florida Lottery Revenue	5.000%	7/1/2028	610	636
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	170	170
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	765	783
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	675	676
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,680	1,751
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	1,410	1,491
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	250	268
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	280	303
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2031	930	1,002
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2029	125	132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	175	179
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	750	768
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	1,270	1,329
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	470	481
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	275	293
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	560	573
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	850	917
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	520	568
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	1,285	1,419
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	750	769
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2031	200	218
	Lee County School Board COP	5.000%	8/1/2028	345	360
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	580	581
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	500	524
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	210	210
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	670	687
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	550	565
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	250	257
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,140	1,169
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2029	415	425
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	310	335
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	525	574
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	205	224
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	100	110
	Miami-Dade County School Board COP	5.000%	2/1/2027	500	505
	Miami-Dade County School Board COP	5.000%	2/1/2028	500	516
	Miami-Dade County School Board COP	5.000%	5/1/2028	250	259
	Miami-Dade County School Board COP	4.000%	8/1/2028	145	145
	Miami-Dade County School Board COP	5.000%	2/1/2029	380	399
	Miami-Dade County School Board COP	5.000%	5/1/2029	200	211
	Miami-Dade County School Board COP	4.000%	8/1/2029	155	155
	Miami-Dade County School Board COP	5.000%	2/1/2030	500	532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County School Board COP	5.000%	5/1/2030	490	523
	Miami-Dade County School Board COP	5.000%	5/1/2031	650	701
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,100	2,280
	Miami-Dade County School Board COP	5.000%	2/1/2033	1,680	1,837
	Orange County Orlando Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2032	1,000	1,099
	Orange County School Board COP	5.000%	8/1/2032	805	884
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2028	190	199
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2030	240	260
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2031	460	504
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	240	266
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	180	201
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	180	170
	Palm Beach County School District COP	5.000%	8/1/2027	490	500
	Palm Beach County School District COP	5.000%	8/1/2027	350	357
	Palm Beach County School District COP	5.000%	8/1/2028	965	1,006
	Palm Beach County School District COP	5.000%	8/1/2029	340	354
	Palm Beach County School District COP	5.000%	8/1/2030	220	236
	Palm Beach County School District COP	5.000%	8/1/2031	250	272
	Palm Beach County School District COP	5.000%	8/1/2032	695	764
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	245	266
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/2030	1,730	1,868
	West Palm Beach Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	3/1/2032	1,550	1,608
					70,883
Georgia (2.0%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	405	413
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	175	182
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	260	276
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	345	372
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	25	26
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2028	520	546
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	790	857
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	300	326
[6]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	810	890
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	425	467
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	1,075	1,191
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	310	311
	Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/2033	105	117
	Georgia GO	3.000%	1/1/2027	525	526
	Georgia GO	4.000%	1/1/2027	310	312
	Georgia GO	5.000%	1/1/2027	160	161
	Georgia GO	5.000%	2/1/2027	350	354
	Georgia GO	5.000%	7/1/2027	425	434
	Georgia GO	5.000%	7/1/2027	100	102
	Georgia GO	5.000%	7/1/2027	55	56
	Georgia GO	5.000%	7/1/2027	100	102
	Georgia GO	5.000%	8/1/2027	615	629
	Georgia GO	5.000%	12/1/2027	720	724
	Georgia GO	4.000%	1/1/2028	355	362
	Georgia GO	5.000%	1/1/2028	175	176
	Georgia GO	5.000%	2/1/2028	725	732
	Georgia GO	4.000%	7/1/2028	1,175	1,205
	Georgia GO	5.000%	7/1/2028	160	167
	Georgia GO	5.000%	7/1/2028	545	569
	Georgia GO	5.000%	7/1/2028	110	115
	Georgia GO	5.000%	7/1/2028	665	694
	Georgia GO	5.000%	7/1/2028	405	414
	Georgia GO	5.000%	8/1/2028	430	449
	Georgia GO	5.000%	12/1/2028	195	205
	Georgia GO	4.000%	1/1/2029	360	362
	Georgia GO	5.000%	2/1/2029	720	727
	Georgia GO	4.000%	7/1/2029	1,670	1,732
	Georgia GO	5.000%	7/1/2029	110	112
	Georgia GO	5.000%	7/1/2029	345	367
	Georgia GO	5.000%	7/1/2029	215	224
	Georgia GO	5.000%	7/1/2029	175	186
	Georgia GO	5.000%	8/1/2029	760	810
	Georgia GO	5.000%	2/1/2030	100	101
	Georgia GO	5.000%	7/1/2030	670	711
	Georgia GO	5.000%	7/1/2030	235	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/2030	1,410	1,526
	Georgia GO	5.000%	7/1/2030	365	380
	Georgia GO	5.000%	8/1/2030	280	303
	Georgia GO	5.000%	7/1/2031	120	127
	Georgia GO	5.000%	7/1/2031	155	161
	Georgia GO	5.000%	7/1/2031	1,290	1,415
	Georgia GO	5.000%	8/1/2031	195	210
	Georgia GO	4.000%	12/1/2031	2,800	2,944
	Georgia GO	5.000%	7/1/2032	205	217
	Georgia GO	5.000%	8/1/2032	430	463
	Georgia GO	2.500%	2/1/2033	65	61
	Georgia GO	5.000%	2/1/2033	1,035	1,044
	Georgia GO	4.000%	12/1/2033	1,500	1,584
[5]	Georgia Local Government COP	4.750%	6/1/2028	443	450
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	105	106
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	875	891
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	315	328
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	605	641
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	235	253
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	695	746
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	350	374
	Gwinnett County School District GO	5.000%	8/1/2027	1,365	1,396
	Gwinnett County School District GO	5.000%	2/1/2030	180	193
	Gwinnett County School District GO	5.000%	2/1/2032	1,485	1,639
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2031	75	82
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	695	739
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,215	1,291
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,020	1,084
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	790	851
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,865	2,053
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,035	1,139
	Richmond County Board of Education GO	5.000%	10/1/2028	620	650
	Richmond County Board of Education GO	5.000%	10/1/2031	920	1,009
	Richmond County Board of Education GO	5.000%	10/1/2032	1,300	1,440
					47,823
Hawaii (0.9%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2033	5	5
	Hawaii GO	5.000%	10/1/2026	445	446
	Hawaii GO	5.000%	10/1/2026	665	666
	Hawaii GO	5.000%	4/1/2027	165	166
	Hawaii GO	5.000%	5/1/2027	285	290
	Hawaii GO	5.000%	8/1/2027	350	353
	Hawaii GO	5.000%	10/1/2027	215	216
	Hawaii GO	5.000%	10/1/2027	255	256
	Hawaii GO	5.000%	1/1/2028	605	625
	Hawaii GO	4.000%	4/1/2028	285	285
	Hawaii GO	5.000%	5/1/2028	130	132
	Hawaii GO	5.000%	10/1/2028	205	205
	Hawaii GO	5.000%	1/1/2029	470	485
	Hawaii GO	4.000%	4/1/2029	100	100
	Hawaii GO	5.000%	10/1/2029	1,395	1,398
	Hawaii GO	5.000%	1/1/2030	885	911
	Hawaii GO	4.000%	5/1/2030	30	30
	Hawaii GO	5.000%	10/1/2030	940	963
	Hawaii GO	5.000%	1/1/2031	150	154
	Hawaii GO	4.000%	5/1/2031	165	166
	Hawaii GO	4.000%	10/1/2031	475	475
	Hawaii GO	5.000%	10/1/2031	215	220
	Hawaii GO	5.000%	1/1/2032	645	674
	Hawaii GO	3.000%	4/1/2032	830	802
	Hawaii GO	5.000%	1/1/2033	40	41
	Hawaii State Highway Fund	5.000%	1/1/2029	575	606
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	375	375
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	165	167
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	625	633
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	495	507
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	625	647
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	645	667
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,170	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	170	179
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	740	780
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	755	787
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	535	573
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	1,050	1,125
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	500	520
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	1,060	1,132
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	875	950
					20,936
Idaho (0.5%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	525	556
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	1,225	1,247
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	520	529
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,170	1,218
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	525	547
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	1,600	1,726
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	405	437
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	725	793
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	305	334
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,850	2,047
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	905	1,001
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	1,215	1,358
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	35	35
					11,828
Illinois (5.6%)
	Chicago IL GO	5.000%	1/1/2028	275	280
	Chicago IL GO	0.000%	1/1/2029	100	92
	Chicago IL GO	5.000%	1/1/2029	150	154
	Chicago IL GO	5.000%	1/1/2029	85	87
	Chicago IL GO	5.000%	1/1/2030	775	797
	Chicago IL GO	5.000%	1/1/2031	1,000	1,017
	Chicago IL GO	5.000%	1/1/2031	255	263
[5]	Chicago IL GO	0.000%	1/1/2032	500	404
	Chicago IL GO	4.000%	1/1/2032	300	294
	Chicago IL GO	5.000%	1/1/2032	585	600
	Chicago IL GO	5.000%	1/1/2032	100	103
	Chicago IL GO	5.000%	1/1/2033	920	941
	Chicago IL GO	5.000%	1/1/2033	25	26
	Chicago IL GO	5.000%	1/1/2033	115	119
	Chicago IL GO	5.750%	1/1/2033	100	100
	Chicago IL GO, ETM	5.000%	1/1/2027	250	251
[5]	Chicago IL GO, ETM	0.000%	1/1/2028	210	202
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	190	195
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	170	178
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	170	180
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	255	274
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,100	1,198
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,545	1,591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	250	257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	195	197
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	705	740
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,395	1,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,265	1,348
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	885	956
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	560	611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	855	941
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	1,315	1,447
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	550	605
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,050	1,087
	Cook County IL GO	4.000%	11/15/2026	310	311
[1]	Cook County IL GO	5.000%	11/15/2026	2,240	2,251
	Cook County IL GO	4.000%	11/15/2027	675	686
[3]	Cook County IL GO	5.000%	11/15/2027	405	416
	Cook County IL GO	5.000%	11/15/2028	180	188
[3]	Cook County IL GO	5.000%	11/15/2028	360	376
	Cook County IL GO	5.000%	11/15/2029	1,655	1,757
[3]	Cook County IL GO	5.000%	11/15/2029	595	632
	Cook County IL GO	5.000%	11/15/2030	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cook County IL GO	5.000%	11/15/2030	410	441
	Cook County IL GO	5.000%	11/15/2031	440	442
	Cook County IL GO	5.000%	11/15/2031	255	273
[3]	Cook County IL GO	5.000%	11/15/2031	475	517
	Cook County IL GO	5.000%	11/15/2032	850	907
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	875	921
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	830	870
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	485	491
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2030	540	576
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	655	707
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	1,160	1,266
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	530	578
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	20	22
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	110
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2028	210	216
	Illinois GO	5.000%	9/1/2026	940	940
	Illinois GO	5.000%	10/1/2026	305	306
	Illinois GO	5.000%	10/1/2026	1,040	1,042
	Illinois GO	5.000%	11/1/2026	1,460	1,465
	Illinois GO	5.000%	11/1/2026	1,720	1,726
	Illinois GO	5.000%	12/1/2026	90	90
	Illinois GO	5.000%	2/1/2027	970	979
	Illinois GO	5.000%	2/1/2027	1,945	1,963
	Illinois GO	5.000%	3/1/2027	730	738
	Illinois GO	5.000%	3/1/2027	485	490
	Illinois GO	5.000%	3/1/2027	245	248
	Illinois GO	5.000%	3/1/2027	450	455
	Illinois GO	5.000%	6/1/2027	155	155
	Illinois GO	5.000%	7/1/2027	2,225	2,265
	Illinois GO	5.000%	9/1/2027	365	373
	Illinois GO	5.000%	10/1/2027	395	404
	Illinois GO	5.000%	10/1/2027	120	123
	Illinois GO	5.000%	11/1/2027	4,800	4,921
	Illinois GO	5.000%	2/1/2028	1,270	1,281
	Illinois GO	5.000%	3/1/2028	400	413
	Illinois GO	5.000%	3/1/2028	235	242
	Illinois GO	5.000%	3/1/2028	150	155
	Illinois GO	5.000%	5/1/2028	260	269
	Illinois GO	5.000%	5/1/2028	510	528
	Illinois GO	5.000%	7/1/2028	1,290	1,339
	Illinois GO	5.250%	9/1/2028	2,000	2,092
	Illinois GO	5.000%	10/1/2028	230	240
	Illinois GO	5.000%	11/1/2028	5,540	5,671
	Illinois GO	5.000%	11/1/2028	85	89
	Illinois GO	5.000%	12/1/2028	225	231
	Illinois GO	5.000%	2/1/2029	1,055	1,064
	Illinois GO	5.000%	2/1/2029	655	686
	Illinois GO	5.000%	3/1/2029	1,355	1,421
	Illinois GO	5.000%	3/1/2029	220	231
	Illinois GO	5.000%	5/1/2029	145	152
	Illinois GO	5.000%	5/1/2029	445	468
	Illinois GO	5.000%	7/1/2029	620	653
	Illinois GO	5.000%	10/1/2029	210	218
	Illinois GO	5.000%	10/1/2029	215	227
	Illinois GO	5.000%	10/1/2029	125	130
	Illinois GO	5.000%	11/1/2029	2,230	2,280
[1]	Illinois GO	4.000%	2/1/2030	425	427
	Illinois GO	5.000%	2/1/2030	370	392
	Illinois GO	5.000%	3/1/2030	405	430
	Illinois GO	5.000%	3/1/2030	360	382
	Illinois GO	5.000%	5/1/2030	225	239
	Illinois GO	5.000%	5/1/2030	115	122
	Illinois GO	5.500%	5/1/2030	995	1,041
	Illinois GO	5.000%	7/1/2030	1,000	1,065
	Illinois GO	5.000%	9/1/2030	185	197
	Illinois GO	5.000%	10/1/2030	1,100	1,140
	Illinois GO	5.000%	10/1/2030	375	388
	Illinois GO	5.000%	12/1/2030	530	566
	Illinois GO	5.250%	12/1/2030	25	26
[1]	Illinois GO	4.000%	2/1/2031	300	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/2031	1,090	1,166
	Illinois GO	5.000%	3/1/2031	350	375
	Illinois GO	5.000%	3/1/2031	260	278
	Illinois GO	5.000%	5/1/2031	230	246
	Illinois GO	5.000%	5/1/2031	780	836
	Illinois GO	5.000%	7/1/2031	725	778
	Illinois GO	5.250%	9/1/2031	335	364
	Illinois GO	5.000%	10/1/2031	1,775	1,883
	Illinois GO	5.000%	12/1/2031	90	97
	Illinois GO	5.000%	2/1/2032	715	770
	Illinois GO	5.000%	3/1/2032	2,055	2,188
	Illinois GO	5.000%	3/1/2032	290	313
	Illinois GO	5.000%	5/1/2032	560	604
	Illinois GO	5.000%	5/1/2032	1,355	1,462
	Illinois GO	5.000%	7/1/2032	1,030	1,111
	Illinois GO	5.250%	9/1/2032	680	745
	Illinois GO	5.000%	12/1/2032	1,315	1,423
	Illinois GO	5.000%	2/1/2033	250	271
	Illinois GO	5.000%	3/1/2033	575	609
	Illinois GO	5.000%	3/1/2033	620	664
	Illinois GO	5.000%	5/1/2033	25	27
	Illinois GO	5.000%	12/1/2033	145	157
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	500	505
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2028	350	361
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2029	115	121
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	520	553
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	440	474
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	400	435
	Illinois Sales Tax Revenue	5.000%	6/15/2027	315	320
	Illinois Sales Tax Revenue	5.000%	6/15/2027	1,650	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/2028	350	363
	Illinois Sales Tax Revenue	5.000%	6/15/2028	355	368
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,190	1,252
	Illinois Sales Tax Revenue	5.000%	6/15/2029	425	447
	Illinois Sales Tax Revenue	5.000%	6/15/2030	525	560
	Illinois Sales Tax Revenue	5.000%	6/15/2030	355	378
	Illinois Sales Tax Revenue	5.000%	6/15/2032	100	108
	Illinois Sales Tax Revenue	5.000%	6/15/2033	975	1,062
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	785	791
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	1,515	1,527
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	470	474
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	255	263
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,480	1,526
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,500	1,576
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,655	1,738
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	90	95
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	490	514
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,210	1,291
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	335	357
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	655	685
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	2,055	2,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	630	669
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	705	705
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	335	336
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	295	325
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	510	511
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	345	337
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	510	483
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	230	235
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	500	440
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	940	945
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	30	30
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	1,330	1,338
[3]	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2028	1,000	1,048
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	1,195	1,202
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	800	804
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	185	200
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,505	1,513
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	895	978
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	160	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Lenox IL GO	3.000%	12/15/2026	60	60
	Ogle Lee & DeKalb Counties Township High School District No. 212 Rochelle GO	3.000%	12/1/2026	60	60
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	245	260
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2027	50	50
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2028	100	103
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	1,280	1,359
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10	11
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	1,140	1,148
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	380	391
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	520	545
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	605	642
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	500	527
[6]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2033	10	11
[1]	St. Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/2028	25	25
					135,625
Indiana (0.4%)
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	545	581
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	395	427
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	400	429
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	220	240
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	1,000	1,081
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	145	157
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	850	855
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	150	151
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,080	1,124
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	1,265	1,341
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	315	316
	Indiana Finance Authority Water Revenue	5.000%	2/1/2028	1,175	1,216
	Indiana Finance Authority Water Revenue (Citizens Energy Group Project)	5.000%	10/1/2031	235	257
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2029	575	593
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	430	443
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	500	549
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2027	235	232
					9,992
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	800	887
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	480	491
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	760	776
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	880	898
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	195	199
					3,251
Kansas (0.5%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	510	510
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	315	323
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	340	348
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	115	120
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	105	112
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	550	595
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	1,415	1,548
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	125	137
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	1,585	1,752
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	1,000	1,116
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	260	260
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	4,000	4,000
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	860	860
					11,681
Kentucky (0.8%)
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/2026	500	500
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	1,145	1,145
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	325	326
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	2,660	2,670
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	1,360	1,365
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2026	385	386
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2027	1,450	1,490
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2028	1,230	1,288
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	240	255
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	355	368
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	550	589

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2031	705	765
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2031	1,040	1,133
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2027	1,000	1,012
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2028	1,060	1,097
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2029	445	469
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2030	385	412
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2031	1,050	1,138
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2032	500	548
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2033	690	763
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2027	585	596
Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/2028	1,450	1,511
				19,826
Louisiana (0.2%)
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	200	212
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	275	299
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	370	407
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	140	155
Louisiana GO	5.000%	2/1/2028	240	248
Louisiana GO	5.000%	9/1/2028	1,000	1,047
Louisiana GO	5.000%	2/1/2030	35	38
Louisiana GO	5.000%	9/1/2030	1,370	1,481
Louisiana GO	5.000%	9/1/2031	320	350
Louisiana GO	5.000%	9/1/2031	555	606
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	120	122
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2030	325	331
Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	500	507
				5,803
Maryland (3.1%)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	125	125
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	630	631
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	1,045	1,049
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	475	487
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	80	80
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	840	862
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2027	655	674
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	405	415
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	390	400
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2028	1,380	1,450
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	375	383
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	185	185
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2029	1,870	1,998
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	115	117
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2030	1,020	1,105
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	750	741
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2031	275	254
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2031	170	186
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	340	335
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	380	408
Maryland GO	5.000%	3/1/2027	140	142
Maryland GO	5.000%	3/15/2027	975	988
Maryland GO	5.000%	3/15/2027	445	451
Maryland GO	5.000%	3/15/2027	380	385
Maryland GO	5.000%	3/15/2027	380	385
Maryland GO	3.000%	8/1/2027	215	216
Maryland GO	5.000%	8/1/2027	155	158
Maryland GO	5.000%	8/1/2027	115	118
Maryland GO	5.000%	8/1/2027	1,175	1,201
Maryland GO	5.000%	8/1/2027	165	169
Maryland GO	5.000%	8/1/2027	380	389
Maryland GO	5.000%	8/1/2027	1,355	1,385
Maryland GO	4.000%	3/1/2028	740	756
Maryland GO	5.000%	3/15/2028	480	486
Maryland GO	5.000%	3/15/2028	195	202
Maryland GO	5.000%	3/15/2028	510	529
Maryland GO	5.000%	3/15/2028	600	622
Maryland GO	5.000%	6/1/2028	240	250
Maryland GO	5.000%	6/1/2028	40	42
Maryland GO	4.000%	8/1/2028	1,065	1,094
Maryland GO	5.000%	8/1/2028	550	575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/2028	885	926
Maryland GO	5.000%	8/1/2028	945	988
Maryland GO	5.000%	8/1/2028	1,265	1,323
Maryland GO	5.000%	8/1/2028	1,770	1,851
Maryland GO	5.000%	8/1/2028	120	123
Maryland GO	5.000%	8/1/2028	2,375	2,484
Maryland GO	4.000%	3/1/2029	415	429
Maryland GO	5.000%	3/1/2029	505	534
Maryland GO	5.000%	3/15/2029	675	699
Maryland GO	5.000%	3/15/2029	115	122
Maryland GO	5.000%	3/15/2029	530	560
Maryland GO	5.000%	6/1/2029	1,650	1,751
Maryland GO	4.000%	8/1/2029	440	456
Maryland GO	5.000%	8/1/2029	270	287
Maryland GO	5.000%	8/1/2029	1,140	1,213
Maryland GO	5.000%	8/1/2029	940	980
Maryland GO	5.000%	8/1/2029	525	536
Maryland GO	5.000%	8/1/2029	220	234
Maryland GO	5.000%	8/1/2029	1,910	2,033
Maryland GO	5.000%	3/1/2030	610	655
Maryland GO	5.000%	3/15/2030	650	672
Maryland GO	5.000%	3/15/2030	995	1,049
Maryland GO	5.000%	3/15/2030	840	903
Maryland GO	5.000%	6/1/2030	140	151
Maryland GO	5.000%	6/1/2030	845	911
Maryland GO	3.250%	8/1/2030	150	150
Maryland GO	5.000%	8/1/2030	325	345
Maryland GO	5.000%	8/1/2030	525	567
Maryland GO	5.000%	8/1/2030	630	681
Maryland GO	5.000%	8/1/2030	895	932
Maryland GO	5.000%	3/1/2031	475	518
Maryland GO	5.000%	3/15/2031	1,335	1,404
Maryland GO	5.000%	3/15/2031	540	579
Maryland GO	5.000%	3/15/2031	305	333
Maryland GO	3.000%	6/1/2031	165	162
Maryland GO	5.000%	6/1/2031	35	38
Maryland GO	5.000%	8/1/2031	685	725
Maryland GO	5.000%	8/1/2031	610	634
Maryland GO	5.000%	8/1/2031	1,405	1,513
Maryland GO	5.000%	8/1/2031	715	783
Maryland GO	5.000%	3/1/2032	1,195	1,297
Maryland GO	5.000%	3/15/2032	120	126
Maryland GO	5.000%	6/1/2032	940	1,040
Maryland GO	5.000%	6/1/2032	1,335	1,476
Maryland GO	5.000%	8/1/2032	200	215
Maryland GO	5.000%	8/1/2032	1,765	1,926
Maryland GO	5.000%	3/15/2033	155	165
Maryland GO	5.000%	3/15/2033	5	6
Maryland GO	5.000%	6/1/2033	1,190	1,310
Maryland GO	5.000%	6/1/2033	145	162
Maryland GO	5.000%	6/1/2033	1,540	1,718
Maryland GO	5.000%	6/1/2033	1,035	1,155
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	160	166
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Project)	5.000%	7/1/2033	505	563
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2031	100	109
Montgomery County MD GO	5.000%	10/1/2026	380	381
Montgomery County MD GO	5.000%	12/1/2026	245	246
Montgomery County MD GO	5.000%	10/1/2027	140	144
Montgomery County MD GO	5.000%	12/1/2027	1,240	1,276
Montgomery County MD GO	5.000%	12/1/2029	405	434
Montgomery County MD GO	5.000%	12/1/2031	1,525	1,678
Montgomery County MD GO	5.000%	12/1/2032	1,425	1,585
Prince George's County MD GO	5.000%	9/15/2026	300	300
Prince George's County MD GO	5.000%	7/15/2027	565	577
Prince George's County MD GO	5.000%	7/15/2028	670	699
Prince George's County MD GO	3.000%	9/15/2028	175	175
Prince George's County MD GO	5.000%	7/15/2029	995	1,037
Prince George's County MD GO	5.000%	7/15/2031	255	265
				73,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts (3.3%)
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	140	140
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	545	547
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	195	196
[2]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,405	1,411
	Commonwealth of Massachusetts GO	3.000%	12/1/2026	105	105
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	220	221
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	455	459
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	615	628
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	605	618
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	385	393
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	295	301
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	960	984
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	335	343
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	420	431
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	200	206
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	235	242
	Commonwealth of Massachusetts GO	3.000%	12/1/2027	300	301
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	990	1,023
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	100	104
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	250	260
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	275	275
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	435	454
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	995	1,040
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	1,085	1,134
	Commonwealth of Massachusetts GO	5.250%	8/1/2028	300	315
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	275	289
	Commonwealth of Massachusetts GO	5.000%	11/1/2028	925	973
	Commonwealth of Massachusetts GO	5.000%	1/1/2029	1,210	1,249
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	760	805
	Commonwealth of Massachusetts GO	5.000%	3/1/2029	725	767
	Commonwealth of Massachusetts GO	5.000%	5/1/2029	100	106
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	660	703
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	310	330
	Commonwealth of Massachusetts GO	5.000%	7/1/2029	370	394
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	80	85
	Commonwealth of Massachusetts GO	5.000%	9/1/2029	150	160
	Commonwealth of Massachusetts GO	5.000%	10/1/2029	1,360	1,455
	Commonwealth of Massachusetts GO	5.000%	11/1/2029	110	118
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	650	670
	Commonwealth of Massachusetts GO	5.000%	1/1/2030	185	194
	Commonwealth of Massachusetts GO	5.000%	3/1/2030	1,995	2,149
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	690	747
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/2030	2,085	2,262
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	645	700
	Commonwealth of Massachusetts GO	5.000%	9/1/2030	650	691
	Commonwealth of Massachusetts GO	5.000%	10/1/2030	325	353
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,200	1,231
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	380	413
	Commonwealth of Massachusetts GO	5.000%	11/1/2030	770	838
	Commonwealth of Massachusetts GO	5.000%	12/1/2030	1,700	1,852
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	290	304
	Commonwealth of Massachusetts GO	5.000%	1/1/2031	210	216
	Commonwealth of Massachusetts GO	5.000%	2/1/2031	300	327
	Commonwealth of Massachusetts GO	5.000%	3/1/2031	1,945	2,123
	Commonwealth of Massachusetts GO	5.000%	5/1/2031	115	126
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	330	330
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	95	102
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	775	849
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	1,015	1,113
	Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,185	1,302
	Commonwealth of Massachusetts GO	5.000%	10/1/2031	2,550	2,804
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	190	195
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	285	314
	Commonwealth of Massachusetts GO	5.000%	11/1/2031	1,080	1,189
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	165	182
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	110	113
	Commonwealth of Massachusetts GO	5.000%	1/1/2032	425	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	3/1/2032	1,300	1,435
	Commonwealth of Massachusetts GO	5.000%	5/1/2032	525	581
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	545	586
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	560	620
	Commonwealth of Massachusetts GO	5.000%	10/1/2032	150	167
	Commonwealth of Massachusetts GO	5.000%	10/1/2032	50	56
	Commonwealth of Massachusetts GO	5.000%	6/1/2033	440	491
	Commonwealth of Massachusetts GO	5.000%	7/1/2033	500	559
	Commonwealth of Massachusetts GO	5.000%	7/1/2033	500	559
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2027	645	651
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2028	130	135
[5]	Commonwealth of Massachusetts Special Obligation Revenue, ETM	5.500%	1/1/2030	65	70
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2030	305	334
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	345	352
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	1,000	1,021
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	300	284
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	155	162
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	445	467
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	55	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	175	186
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	435	466
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	525	573
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	280	307
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2032	105	86
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	600	577
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2029	280	261
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2027	250	253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2028	210	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2029	885	935
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2030	490	526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2031	1,945	2,116
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	400	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	1,265	1,407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	2,355	2,620
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	1,755	1,901
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	1,185	1,299
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2033	1,385	1,525
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2029	500	530
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2027	625	632
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2028	270	280
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2029	1,565	1,655
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2030	1,010	1,087
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	250	273
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	580	641
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	615	687
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	690	695
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	140	141
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	160	165
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	115	121
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	965	1,009
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	570	595
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	190	195
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	370	389
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	740	794
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	300	325
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	15	15
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	270	295
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	300	330
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	200	222
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	200	225
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2027	5	5
					79,640
Michigan (1.4%)
[1,7]	Detroit City School District GO	5.250%	5/1/2030	415	449
[1,7]	Detroit City School District GO	5.250%	5/1/2032	510	560
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	5	5
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	250	272
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	830	902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	905	1,003
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	1,200	1,224
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	135	147
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	835	907
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	940	1,032
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	320	351
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	345	382
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	1,685	1,867
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	535	534
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	620	666
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	1,760	1,784
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	70	70
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	930	932
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	1,520	1,523
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	225	231
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	250	251
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	1,240	1,244
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	190	191
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2028	200	209
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	185	195
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	690	749
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	1,635	1,794
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	1,655	1,833
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.000%	10/15/2030	545	588
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.000%	10/15/2032	540	595
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	945	972
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	2,065	2,170
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2029	925	989
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	1,400	1,518
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	445	489
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	655	707
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	410	441
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2029	600	641
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	965	1,047
[3]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2031	1,000	1,098
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	125	127
					32,689
Minnesota (0.9%)
	Metropolitan Council GAN GO	5.000%	12/1/2026	1,250	1,258
	Metropolitan Council GAN GO	5.000%	12/1/2027	390	402
	Metropolitan Council GAN GO	5.000%	12/1/2028	815	858
	Metropolitan Council GAN GO	5.000%	12/1/2029	425	455
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2027	350	353
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	265	267
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	190	191
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	655	660
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	620	624
	Minnesota Appropriations Revenue	5.000%	3/1/2027	460	466
	Minnesota Appropriations Revenue	5.000%	3/1/2028	275	285
	Minnesota Appropriations Revenue	5.000%	3/1/2029	535	565
	Minnesota Appropriations Revenue	5.000%	3/1/2030	350	375
	Minnesota GO	5.000%	9/1/2026	845	845
	Minnesota GO	5.000%	10/1/2026	55	55
	Minnesota GO	5.000%	8/1/2027	70	70
	Minnesota GO	5.000%	8/1/2027	365	373
	Minnesota GO	5.000%	8/1/2027	300	307
	Minnesota GO	5.000%	9/1/2027	255	261
	Minnesota GO	5.000%	10/1/2027	520	534
	Minnesota GO	5.000%	8/1/2028	175	183
	Minnesota GO	5.000%	8/1/2028	990	1,036
	Minnesota GO	5.000%	9/1/2028	615	644
	Minnesota GO	5.000%	10/1/2028	130	133
	Minnesota GO	5.000%	9/1/2029	365	389
	Minnesota GO	3.000%	10/1/2029	100	100
	Minnesota GO	5.000%	8/1/2030	830	897
	Minnesota GO	5.000%	8/1/2030	675	730
	Minnesota GO	5.000%	9/1/2030	350	379
	Minnesota GO	3.000%	10/1/2030	250	248
	Minnesota GO	5.000%	8/1/2031	225	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/2032	350	388
	Minnesota GO	5.000%	8/1/2032	1,590	1,762
	Minnesota GO	5.000%	8/1/2032	770	854
	Minnesota GO	5.000%	8/1/2032	625	693
	Minnesota GO	5.000%	9/1/2032	1,230	1,344
	Minnesota GO	5.000%	8/1/2033	1,095	1,226
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	555	562
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	350	381
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	410	451
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	50	55
					21,906
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	325	346
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	300	323
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	600	652
	Mississippi GO	5.000%	10/1/2026	425	426
	Mississippi GO	5.000%	10/1/2027	1,425	1,462
	Mississippi GO	5.000%	10/1/2028	800	821
	Mississippi GO	5.000%	10/1/2029	1,235	1,266
	Mississippi GO	5.000%	10/1/2030	655	671
	Mississippi GO, Prere.	5.000%	10/1/2027	430	441
	Mississippi GO, Prere.	5.000%	10/1/2027	50	51
	Mississippi GO, Prere.	5.000%	10/1/2027	255	262
	Mississippi GO, Prere.	5.000%	10/1/2027	225	231
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	40	41
					6,993
Missouri (0.8%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	500	507
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2028	2,270	2,360
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2029	360	381
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2030	1,165	1,254
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2031	2,000	2,184
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2032	545	601
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2033	1,965	2,184
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	410	426
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	385	408
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	425	464
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	1,230	1,356
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	4.000%	5/1/2033	20	21
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2027	725	737
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	1,500	1,559
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2029	150	159
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2030	405	436
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2031	225	246
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	270	277
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2032	170	188
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	185	194
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	160	175
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	1,965	2,131
					18,248
Nebraska (0.3%)
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2032	215	231
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2033	795	884
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	2,115	2,178
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	805	829
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2031	2,090	2,254
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	290	305
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	1,100	1,153
					7,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	665	678
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,325	1,381
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	2,165	2,297
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	480	509
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	265	280
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	515	566
	Clark County NV GO	5.000%	11/1/2026	535	537
	Clark County NV GO	5.000%	11/1/2027	30	30
	Clark County NV GO	5.000%	11/1/2028	105	105
	Clark County NV GO	5.000%	11/1/2028	2,000	2,103
	Clark County NV GO	4.000%	11/1/2031	145	145
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	15	16
	Clark County School District GO	5.000%	6/15/2027	265	270
	Clark County School District GO	5.000%	6/15/2028	1,235	1,285
	Clark County School District GO	5.000%	6/15/2033	450	496
	Las Vegas Valley Water District GO	5.000%	6/1/2033	100	111
	Nevada GO	5.000%	10/1/2026	1,625	1,628
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	590	591
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	330	331
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	235	237
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	360	366
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	375	381
					14,343
New Hampshire (0.0%)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	1,040	1,154
New Jersey (5.4%)
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	150	144
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	1,485	1,529
	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	9/15/2032	1,205	1,338
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	685	685
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	750	751
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	275	279
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	825	848
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	145	145
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	500	508
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	160	161
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	140	141
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	1,115	1,123
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	300	303
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,490	2,511
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,225	1,236
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	2,255	2,333
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	515	566
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	560	562
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	320	325
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2027	650	658
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,545	4,635
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	610	618
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	1,930	1,954
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	475	485
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	90	92
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	1,820	2,007
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	1,125	1,218
	New Jersey GO	5.000%	6/1/2027	2,135	2,175
	New Jersey GO	5.000%	6/1/2028	4,425	4,612
	New Jersey GO	5.000%	6/1/2029	4,440	4,711
	New Jersey GO	4.000%	6/1/2030	3,800	3,949
	New Jersey GO	4.000%	6/1/2031	3,255	3,397
	New Jersey GO	4.000%	6/1/2032	3,120	3,265
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	495	491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	525	520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	2,030	2,044
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,185	2,197
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	570	580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	15	15
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,105	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	1,600	1,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	725	747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	445	458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	4,320	4,344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	110	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	530	552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,570	1,634
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	380	354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	400	373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	1,315	1,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,045	1,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,300	1,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	370	372
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	630	666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	430	455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	665	703
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,665	2,406
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,135	1,921
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	20	21
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,635	1,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	100	100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	2,275	2,438
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	205	220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	600	643
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	480	416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,880	1,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	330	344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	680	680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,940	1,949
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	945	1,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	680	737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	500	542
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	620	518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	2,275	1,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	710	718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	1,310	1,386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	1,440	1,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	400	437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	1,435	1,569
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	3,510	2,820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	545	566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	855	930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	660	717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	625	683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	4.500%	12/15/2028	310	323
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	1,170	1,233
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	2,840	3,105
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,250	1,376
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	290	314
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	460	503
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	250	200
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	105	105
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	540	544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	785	791
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	160	161
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	340	343
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	75	76
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	535	544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	170	175
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	270	278
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	945	974
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	395	407
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	80	82
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	335	353
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	685	721
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	310	331
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	755	807
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	470	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,065	1,152
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,000	1,068
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,025	1,109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	955	984
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	2,630	2,883
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	885	955
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	210	216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	685	755
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	540	588
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	1,500	1,654
	Union County NJ BAN GO	4.000%	6/11/2027	2,500	2,526
					131,767
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,165	1,187
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	705	718
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	970	1,009
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	1,325	1,378
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	700	729
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	905	960
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	1,465	1,577
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2026	520	524
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	390	398
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	180	188
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	915	953
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	955	995
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	440	467
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	70	74
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	245	260
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	875	942
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	555	597
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	420	458
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	855	932
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	700	747
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	1,500	1,618
					16,711
New York (17.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	600	603
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	100	106
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	235	257
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	85	91
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	129
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	590	633
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	290	294
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	345	370
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	185	199
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	200	216
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	565	578
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,275	1,290
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	165	178
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	30	32
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,310	1,425
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	855	936
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	760	769
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	365	393
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	820	838
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	170	187
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	350	375
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	350	372
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	5	5
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	195	198
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	110	111
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	250	257
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	215	221
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2029	385	408
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	410	416
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	280	302
	Grand Island NY BAN GO	4.000%	10/2/2026	2,000	2,002
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	865	874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	545	551
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	355	358
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	260	262
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	380	383
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	55	58
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	175	161
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	125	131
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	85	85
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	500	542
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	125	137
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	750	824
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	590	655
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	340	340
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	2,240	2,235
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	425	423
	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	1,605	1,599
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	420	411
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	305	307
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	770	774
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	395	394
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	555	486
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	2,105	1,704
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2026	350	351
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	335	337
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	295	296
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	300	301
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,120	1,125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	405	407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,275	1,281
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	535	538
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	470	454
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	550	566
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	110	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	275	279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	260	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	220	226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	450	463
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	215	216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,335	1,383
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	445	467
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	795	717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,580	1,634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	205	219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	635	638
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	650	694
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	940	970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	635	656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,190	1,287
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	150	162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	300	324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	1,625	1,757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	500	546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,300	1,421
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	830	907
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	600	602
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	470	518
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	935	1,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	285	316
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2028	15	16
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	1,035	1,134
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	570	628
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	105	110
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	205	225
	Nassau County NY GO	5.000%	10/1/2027	30	31
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	55	58
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	110	112
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	325	331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	1,325	1,334
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	400	417
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	865	903
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	710	715
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	60	63
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	375	399
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	695	716
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	50	51
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	265	286
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	165	178
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	245	257
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	180	195
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	65	70
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	90	97
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	875	959
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	430	471
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	280	307
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	565	603
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	440	475
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,140	2,372
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,100	1,219
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	140	140
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	25	25
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	95	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	635	688
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	2,000	2,237
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	10	10
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2028	160	167
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2028	750	783
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2028	260	271
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2029	980	1,043
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2030	250	270
New York City Municipal Water Finance Authority Water Revenue, ETM	5.000%	6/15/2031	1,410	1,547
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	50	51
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	215	219
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	75	76
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	175	178
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	240	245
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	350	357
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	150	153
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	765	781
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	340	355
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	1,165	1,187
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	65	69
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	225	235
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	285	309
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	960	978
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	155	168
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	810	824
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	470	489
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	210	231
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	495	504
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	670	725
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	1,900	1,972
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	1,660	1,721
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	390	407
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	135	141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	900	937
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	290	302
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	515	535
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	685	712
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,125	1,168
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,850	1,920
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	570	591
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2030	635	688
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	610	670
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	500	556
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	330	367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	135	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	390	392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	240	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	325	326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	245	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	215	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	670	673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	610	628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	520	535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	745	766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	535	550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	250	257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	95	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	880	905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	715	736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	500	514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	400	411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2028	2,000	2,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	140	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,755	1,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	695	729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	505	530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	630	661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,320	1,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	780	818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	610	640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	585	613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,245	1,305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	310	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	250	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	500	524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	310	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	540	568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	945	998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	535	565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	560	594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,110	1,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	135	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	380	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	475	506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	430	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,240	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	265	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	695	740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,075	5,403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	735	782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	500	532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	710	756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	385	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	870	883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	965	1,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	90	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	980	1,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	255	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	290	294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,185	1,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	145	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	140	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,145	1,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	775	837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	750	810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,150	1,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	275	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,090	1,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	645	696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	620	669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	225	243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	580	626

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	525	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	390	393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	485	492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	695	747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,000	1,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	190	206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	565	576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	220	223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	120	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	430	469
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	355	387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	565	616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	1,895	2,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	955	1,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	250	273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	1,010	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	525	572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	500	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	670	676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,150	1,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	680	728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	290	318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	430	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	95	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	205	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	160	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	780	858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	285	314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,775	1,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,195	1,315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	500	550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	340	343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	215	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	980	1,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	215	237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	490	522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	1,000	1,092
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	115	127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	125	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	2,215	2,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	2,000	2,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2027	5	5
New York GO	5.000%	3/15/2030	95	103
New York NY GO	5.000%	9/1/2026	835	835
New York NY GO	5.000%	3/1/2027	145	147
New York NY GO	5.000%	8/1/2027	155	155
New York NY GO	5.000%	8/1/2027	775	792
New York NY GO	5.000%	8/1/2027	120	123
New York NY GO	5.000%	8/1/2027	465	470
New York NY GO	5.000%	8/1/2027	1,465	1,498
New York NY GO	5.000%	8/1/2027	510	521
New York NY GO	5.000%	8/1/2027	475	486
New York NY GO	5.000%	8/1/2027	255	261
New York NY GO	5.000%	8/1/2027	415	424
New York NY GO	5.000%	8/1/2027	1,655	1,692
New York NY GO	5.000%	8/1/2027	1,095	1,120
New York NY GO	5.000%	8/1/2027	415	424
New York NY GO	5.000%	8/1/2027	1,295	1,324
New York NY GO	5.000%	9/1/2027	1,315	1,347
New York NY GO	5.000%	9/1/2027	1,105	1,132
New York NY GO	5.000%	2/1/2028	1,305	1,347
New York NY GO	5.000%	8/1/2028	510	515
New York NY GO	5.000%	8/1/2028	770	786
New York NY GO	5.000%	8/1/2028	260	268
New York NY GO	5.000%	8/1/2028	650	678
New York NY GO	5.000%	8/1/2028	160	167
New York NY GO	5.000%	8/1/2028	220	229

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2028	365	380
New York NY GO	5.000%	8/1/2028	745	777
New York NY GO	5.000%	8/1/2028	785	818
New York NY GO	5.000%	8/1/2028	1,825	1,902
New York NY GO	5.000%	8/1/2028	195	203
New York NY GO	5.000%	9/1/2028	385	402
New York NY GO	5.000%	9/1/2028	965	1,008
New York NY GO	5.000%	2/1/2029	3,100	3,262
New York NY GO	5.000%	8/1/2029	185	188
New York NY GO	5.000%	8/1/2029	10	10
New York NY GO	5.000%	8/1/2029	770	817
New York NY GO	5.000%	8/1/2029	215	228
New York NY GO	5.000%	8/1/2029	185	196
New York NY GO	5.000%	8/1/2029	610	647
New York NY GO	5.000%	8/1/2029	190	202
New York NY GO	5.000%	8/1/2029	2,120	2,249
New York NY GO	5.000%	8/1/2029	585	621
New York NY GO	5.000%	8/1/2029	400	424
New York NY GO	5.000%	8/1/2029	630	668
New York NY GO	5.000%	8/1/2029	270	286
New York NY GO	5.000%	9/1/2029	1,440	1,530
New York NY GO	5.000%	10/1/2029	60	64
New York NY GO	5.000%	10/1/2029	690	734
New York NY GO	5.000%	2/1/2030	865	924
New York NY GO	5.000%	4/1/2030	235	252
New York NY GO	5.000%	8/1/2030	5	5
New York NY GO	5.000%	8/1/2030	115	115
New York NY GO	5.000%	8/1/2030	200	215
New York NY GO	5.000%	8/1/2030	950	1,022
New York NY GO	5.000%	8/1/2030	180	194
New York NY GO	5.000%	8/1/2030	1,370	1,473
New York NY GO	5.000%	8/1/2030	105	113
New York NY GO	5.000%	8/1/2030	510	534
New York NY GO	5.000%	8/1/2030	355	382
New York NY GO	5.000%	8/1/2030	245	263
New York NY GO	5.000%	8/1/2030	860	925
New York NY GO	5.000%	8/1/2030	1,080	1,162
New York NY GO	5.000%	8/1/2030	1,060	1,140
New York NY GO	5.000%	9/1/2030	1,150	1,238
New York NY GO	5.000%	10/1/2030	395	418
New York NY GO	5.250%	10/1/2030	180	184
New York NY GO	5.000%	12/1/2030	200	201
New York NY GO	5.000%	2/1/2031	400	433
New York NY GO	5.000%	3/1/2031	845	916
New York NY GO	5.000%	8/1/2031	110	113
New York NY GO	5.000%	8/1/2031	880	937
New York NY GO	5.000%	8/1/2031	975	1,062
New York NY GO	5.000%	8/1/2031	700	745
New York NY GO	5.000%	8/1/2031	400	436
New York NY GO	5.000%	8/1/2031	285	310
New York NY GO	5.000%	8/1/2031	335	365
New York NY GO	5.000%	8/1/2031	175	191
New York NY GO	5.000%	8/1/2031	515	561
New York NY GO	5.000%	8/1/2031	820	893
New York NY GO	5.000%	8/1/2031	500	545
New York NY GO	5.000%	9/1/2031	775	845
New York NY GO	5.000%	10/1/2031	255	278
New York NY GO	5.000%	10/1/2031	500	546
New York NY GO	5.250%	10/1/2031	235	240
New York NY GO	5.000%	2/1/2032	890	970
New York NY GO	5.000%	3/1/2032	460	502
New York NY GO	5.000%	3/1/2032	385	396
New York NY GO	5.000%	4/1/2032	170	183
New York NY GO	5.000%	8/1/2032	1,850	1,963
New York NY GO	5.000%	8/1/2032	285	312
New York NY GO	5.000%	8/1/2032	555	608
New York NY GO	5.000%	8/1/2032	210	230
New York NY GO	5.000%	8/1/2032	345	378
New York NY GO	5.000%	8/1/2032	3,335	3,652
New York NY GO	5.000%	10/1/2032	370	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	10/1/2032	1,040	1,140
	New York NY GO	5.000%	2/1/2033	620	680
	New York NY GO	5.000%	3/1/2033	130	143
	New York NY GO	5.000%	4/1/2033	230	237
	New York NY GO	5.000%	4/1/2033	115	124
	New York NY GO	5.000%	8/1/2033	145	160
	New York NY GO	5.000%	8/1/2033	200	220
	New York NY GO	5.000%	8/1/2033	2,180	2,400
	New York NY GO	5.000%	8/1/2033	500	551
	New York NY GO	5.000%	12/1/2033	795	828
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	635	697
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	280	320
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	290	299
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	370	378
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	45	46
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	240	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	325	354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	220	238
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	575	635
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	250	274
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	265	294
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,170	2,205
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	500	555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	505	567
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	305	316
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	500	519
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	365	386
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	250	264
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	10	11
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	775	792
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	635	641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	90	97
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,240	1,333
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	210	222
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	165	177
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	320	344
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	185	199
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,685	1,812
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	510	548
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	320	334
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	475	485
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,450	1,464
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,185	1,264
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	665	725
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	345	360
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	330	348
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	800	862
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,985	2,164
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	525	572
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	185	202
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,450	2,671
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	280	305
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,110	1,121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,285	1,311
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	940	999
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	320	337
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,460	1,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,830	2,018
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	795	876
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,340	1,477
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	1,010	1,114
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	830	866
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	625	689
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	490	518
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	900	918
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	115	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	225	240
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	840	883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,850	2,059
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	420	459
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	490	545
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	955	1,063
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	505	562
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,400	1,558
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	175	177
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	335	339
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	25	26
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	1,075	1,115
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	310	321
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	500	529
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	150	159
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	110	111
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	360	368
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	450	460
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	20	21
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	1,105	1,107
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	95	97
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	245	252
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	165	169
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	110	113
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2028	15	16
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	215	226
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	500	524
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	280	287
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	520	555
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2029	360	383
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2030	145	157
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	250	256
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	200	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	930	1,007
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	385	417
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	475	513
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2031	130	142
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	15	15
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	465	510
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	415	455
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	675	747
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	554
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	5	6
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	500	558
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	200	200
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	100	105
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	195	195
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	205	219
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	280	281
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	135	146
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	240	240
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	270	296
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,280	1,283
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,107
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	250	259
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	195	206
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	170	180
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	495	532
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	1,525	1,663
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	440	476
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	65	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	60	63
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	410	425
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	375	398
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	150	150
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	450	455
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	940	974
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	680	734
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	795	797
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	280	290
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	470	486
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,290	1,348
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,330	1,454
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	1,370	1,498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	250	258
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	245	253
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	475	476
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,930	2,013
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	210	232
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	510	565
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	495	496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,625	1,693
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	545	562
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	615	622
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,540	1,589
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,910	2,134
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	105	107
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	75	76
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	230	230
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	170	170
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	120	122
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	100	105
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	300	325
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	305	336
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	370	373
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	470	486
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	310	327
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	45	47
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	325	349
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	230	237
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	460	493
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	140	144
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	320	348
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	85	92
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	520	572
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	275	303
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	480	492
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	125	139
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,850	2,060
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2027	1,500	1,538
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	1,500	1,584
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2029	1,500	1,597
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	365	392
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,609
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	405	440
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2031	1,510	1,651
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	625	686
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	1,505	1,653
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2033	2,000	2,226
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	1,400	1,502
	North Colonie Central School District BAN GO	3.750%	6/25/2027	10,000	10,072
[3]	Northport-East Northport Union Free School District GO	4.500%	6/24/2027	500	507
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	190	191
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2027	250	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	500	514
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2028	250	259
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	90	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2028	115	121
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	285	307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	205	213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	670	730
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2030	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	105	115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	670	740
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	415	425
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	710	708
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	750	837
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	145	148
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	1,500	1,483
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	365	364
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	55	58
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	1,370	1,377
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	985	990
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	440	453
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	725	746
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	244
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	510	537
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	855	900
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	485	510
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	225	237
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	300	271
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	740	752
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	500	536
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	275	295
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	250	218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,695	1,722
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	256
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	430	468
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	230	192
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	635	645
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	510	562
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	1,140	921
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	90	72
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	505	512
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,545	1,566
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	145	146
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,440	2,497
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	215	221
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,010	1,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	280	292
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	1,800	1,884
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	2,410	2,558
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	990	1,060
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	800	863
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	1,760	1,903
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	120	131
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	915	995
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	565	621
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	250	245
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	945	1,047
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	860	961
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2028	1,060	1,096
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	2/1/2029	1,570	1,654
Triborough Bridge & Tunnel Authority Transit Revenue BAN	5.000%	3/15/2029	1,500	1,587
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	705	706
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	70	70
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	105	110
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	795	811
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	1,080	1,158
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	120	124
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	285	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	125	130
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	155	163
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	290	308
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	265	284
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	225	240
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	240	259
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	1,000	1,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	760	827
					414,622
North Carolina (1.4%)
	Guilford County NC GO	5.000%	3/1/2030	395	425
	Guilford County NC GO	5.000%	3/1/2031	965	1,054
	Guilford County NC GO	5.000%	3/1/2032	2,040	2,255
	North Carolina Appropriations Revenue	5.000%	5/1/2027	2,115	2,150
	North Carolina Appropriations Revenue	5.000%	5/1/2027	525	534
	North Carolina Appropriations Revenue	5.000%	5/1/2028	1,255	1,275
	North Carolina Appropriations Revenue	5.000%	5/1/2028	1,095	1,138
	North Carolina Appropriations Revenue	5.000%	5/1/2029	430	436
	North Carolina Appropriations Revenue	5.000%	5/1/2030	600	608
	North Carolina Appropriations Revenue	3.000%	5/1/2031	150	147
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	470	478
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	995	1,035
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	1,450	1,537
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	355	382
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	760	814
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	50	49
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	320	342
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	115	122
	North Carolina GO	5.000%	6/1/2027	655	667
	North Carolina GO	5.000%	6/1/2028	810	845
	North Carolina GO	5.000%	6/1/2028	1,485	1,549
	North Carolina GO	5.000%	6/1/2029	765	813
	North Carolina GO	5.000%	6/1/2030	725	784
	North Carolina GO	4.000%	6/1/2031	150	154
	North Carolina GO	5.000%	6/1/2033	1,575	1,766
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	935	946
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	170	176
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	630	652
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	480	506
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	775	818
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	585	615
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	840	900
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	1,310	1,374
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	2,425	2,536
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	85	89
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2030	930	991
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2031	520	561
	North Carolina Municipal Power Agency No.1 Electric Power & Light Revenue	5.000%	1/1/2032	610	666
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/2030	350	376
	Wake County NC GO	5.000%	4/1/2032	1,030	1,139
					33,704
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	1,180	1,180
Ohio (1.8%)
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	20	21
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	180	182
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	225	232
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	730	768
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	600	633
[5]	Cincinnati City School District GO	5.250%	12/1/2029	345	371
[5]	Cincinnati City School District GO	5.250%	12/1/2031	1,050	1,165
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	100	103
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	285	299
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	150	159
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	315	340
	Columbus OH GO	5.000%	4/1/2029	410	421
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2029	840	842
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	15	15
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	45	48
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/2029	20	21
[2]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	20	19
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	480	482
[3]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2029	750	800
[3]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2030	750	811
[3]	Hamilton County OH Sales Tax Revenue (Paycor Stadium Important Project)	5.000%	12/1/2033	750	834

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	9/15/2026	450	450
Ohio GO	5.000%	5/1/2027	410	417
Ohio GO	5.000%	8/1/2027	1,205	1,232
Ohio GO	5.000%	9/15/2027	655	672
Ohio GO	5.000%	11/1/2027	225	231
Ohio GO	5.000%	5/1/2028	200	208
Ohio GO	5.000%	8/1/2028	285	298
Ohio GO	5.000%	9/15/2028	405	425
Ohio GO	5.000%	11/1/2028	225	236
Ohio GO	5.000%	9/15/2029	575	613
Ohio GO	5.000%	3/1/2030	800	860
Ohio GO	5.000%	6/15/2030	635	685
Ohio GO	5.000%	9/15/2030	525	569
Ohio GO	5.000%	11/1/2030	1,720	1,866
Ohio GO	5.000%	3/15/2032	1,005	1,108
Ohio GO	5.000%	11/1/2032	740	821
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	135	136
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	255	263
Ohio Miscellaneous Revenue	5.000%	12/15/2028	1,000	1,053
Ohio Miscellaneous Revenue	5.000%	12/15/2029	1,130	1,210
Ohio State University College & University Revenue	5.000%	12/1/2029	225	240
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	280	295
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	280	289
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	250	268
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	760	784
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	50	54
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	210	216
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	285	288
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	655	673
Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	2,240	2,319
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	370	377
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	110	113
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	680	728
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	1,100	1,193
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	1,140	1,252
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	440	469
Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	805	840
Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	1,035	1,089
Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	3,005	3,173
Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	3,435	3,658
Ohio Water Development Authority Water Revenue	5.000%	6/1/2031	770	842
Ohio Water Development Authority Water Revenue	5.000%	6/1/2032	780	848
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	160	172
Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	470	484
				42,583
Oklahoma (0.8%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public Schools Project)	3.000%	9/1/2029	590	585
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	900	909
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	480	482
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	480	483
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	885	890
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	430	432
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	185	186
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	195	196
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2033	1,500	1,667
Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/2027	2,050	2,051
Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2029	825	873
Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2030	895	961
Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2031	1,065	1,157
Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2032	1,015	1,113
Oklahoma City Public Property Authority Sales Tax Revenue	5.000%	6/1/2033	950	1,049
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	510	515
Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	50	51
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2027	200	203
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2028	655	680
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	1,345	1,452
Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	725	796
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	645	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	405	418
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	240	256
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	760	831
					18,886
Oregon (0.6%)
	Metro OR GO	5.000%	6/1/2028	1,385	1,444
	Multnomah County OR GO	5.000%	6/15/2027	200	204
	Multnomah County OR GO	5.000%	6/15/2029	300	319
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	780	795
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	130	132
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	305	318
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	15	16
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2028	1,270	1,320
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2029	1,080	1,145
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2032	1,160	1,281
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2033	1,625	1,809
	Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2027	480	488
	Oregon (Article XI-Q-State Project) GO	5.000%	5/1/2033	442	492
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2026	645	648
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	515	551
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2030	360	390
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	180	197
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	875	969
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	110	116
	Oregon State Lottery Revenue	5.000%	4/1/2028	375	389
[3]	Portland OR Water System Water Revenue	5.000%	4/1/2027	1,000	1,014
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	400	410
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	305	312
	Washington County OR GO, Prere.	3.000%	7/1/2029	20	20
					14,779
Pennsylvania (3.8%)
	Allegheny County PA GO	5.000%	11/1/2027	1,000	1,028
	Allegheny County PA GO	5.000%	11/1/2028	70	70
	Allegheny County PA GO	5.000%	11/1/2029	500	502
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	525	525
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	435	435
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,395	1,396
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	1,710	1,712
	Commonwealth of Pennsylvania GO	5.000%	10/1/2026	1,175	1,178
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	1,880	1,895
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	395	399
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	65	66
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	1,280	1,307
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,135	1,161
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	640	655
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	1,530	1,565
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	310	317
	Commonwealth of Pennsylvania GO	5.000%	9/1/2027	1,200	1,229
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	165	165
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	370	371
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	190	195
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	945	952
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	1,320	1,331
	Commonwealth of Pennsylvania GO	4.000%	2/15/2028	450	458
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	725	750
	Commonwealth of Pennsylvania GO	5.000%	4/1/2028	1,790	1,854
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	1,135	1,183
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	205	214
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	355	371
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	400	419
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	555	581
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	525	526
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	860	902
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	100	100
	Commonwealth of Pennsylvania GO	5.000%	4/1/2029	210	222
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	1,185	1,259
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	270	287
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	575	612
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	890	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	325	326
	Commonwealth of Pennsylvania GO	5.000%	10/1/2029	230	245
	Commonwealth of Pennsylvania GO	4.000%	1/1/2030	750	753
	Commonwealth of Pennsylvania GO	5.000%	4/1/2030	1,040	1,117
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,045	1,129
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	1,400	1,512
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	990	1,070
	Commonwealth of Pennsylvania GO	4.000%	9/15/2030	320	320
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	460	498
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	370	363
	Commonwealth of Pennsylvania GO	4.000%	2/15/2031	250	259
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	90	98
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	215	235
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	800	874
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	950	1,039
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	1,625	1,777
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	360	360
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	650	669
	Commonwealth of Pennsylvania GO	5.000%	4/1/2032	1,105	1,215
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	260	268
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	425	469
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	315	348
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	1,690	1,866
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	1,290	1,424
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	935	935
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	2,005	2,226
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	250	282
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	105	107
[2]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	2,365	2,477
[3]	Pennsylvania State University College & University Revenue	5.000%	9/1/2028	2,000	2,088
[3]	Pennsylvania State University College & University Revenue	5.000%	9/1/2029	2,000	2,125
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	115	116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	135	136
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	500	509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	545	566
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	565	598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	390	419
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	605	658
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	250	274
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	400	439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	300	332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	175	194
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	895	968
	Philadelphia PA GO	5.000%	8/1/2027	855	873
	Philadelphia PA GO	5.000%	8/1/2028	1,575	1,642
	Philadelphia PA GO	5.000%	8/1/2029	115	122
	Philadelphia PA GO	5.000%	8/1/2030	270	291
	Philadelphia PA GO	5.000%	8/1/2031	2,180	2,373
	Philadelphia PA GO	5.000%	8/1/2032	1,140	1,252
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	205	214
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	1,075	1,175
[3]	Philadelphia School District Miscellaneous Taxes Revenue	5.000%	6/30/2027	1,965	1,998
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	430	430
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	380	357
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	160	145
	School District of Philadelphia GO	5.000%	9/1/2026	965	965
[6]	School District of Philadelphia GO	5.000%	9/1/2027	175	175
	School District of Philadelphia GO	5.000%	9/1/2027	820	837
	School District of Philadelphia GO	5.000%	9/1/2028	710	710
	School District of Philadelphia GO	5.000%	9/1/2028	1,430	1,489
	School District of Philadelphia GO	5.000%	9/1/2029	25	25
	School District of Philadelphia GO	5.000%	9/1/2029	760	804
	School District of Philadelphia GO	5.000%	9/1/2030	260	260
	School District of Philadelphia GO	5.000%	9/1/2030	440	472
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	330	345
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	500	503
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	1,530	1,537
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	4,670	4,692
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	360	378
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/2029	1,950	2,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	3,135	3,444
					92,384
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue BANS	4.000%	8/12/2027	2,275	2,303
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2028	375	390
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2029	675	713
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2030	855	916
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	6/15/2031	375	406
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	1,035	1,057
					5,785
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,605	1,614
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	205	216
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	50	53
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2026	1,525	1,534
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	1,490	1,535
	Horry County SC School District GO	5.000%	3/1/2028	175	181
	Horry County SC School District GO	5.000%	3/1/2029	175	185
[2]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2029	80	74
[2]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2032	30	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	95	95
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	895	900
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	230	241
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	750	786
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	750	809
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2032	495	544
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	775	777
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	555	582
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2029	180	192
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	620	672
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	325	357
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	1,120	1,165
					12,537
South Dakota (0.0%)
[6]	Brandon South Dakota Sales Tax Revenue	3.000%	12/1/2026	55	55
Tennessee (0.4%)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	615	620
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	340	347
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	220	225
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	440	445
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	250	246
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	35	37
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	250	264
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	155	161
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	95	102
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	510	547
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	115	120
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	875	952
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	780	857
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	1,300	1,442
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	2,545	2,824
					9,189
Texas (8.9%)
	Alamo Community College District GO	5.000%	2/15/2027	480	485
	Alamo Community College District GO	5.000%	2/15/2028	15	15
	Alamo Community College District GO	5.000%	2/15/2029	495	521
[9]	Allen Independent School District GO	5.000%	2/15/2027	945	956
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2027	355	359
[9]	Argyle Independent School District GO PUT	4.000%	8/15/2028	550	560
[9]	Austin Independent School District GO	5.000%	8/1/2032	405	441
	Austin TX GO	5.000%	9/1/2027	1,040	1,066
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2027	130	134
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	355	372
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	470	481
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	355	363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	225	230
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	110	115
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	685	716
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	630	669
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	640	680
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	1,080	1,148
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	2,730	2,943
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	450	485
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	340	371
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	745	813
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	535	584
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	595	649
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,315	1,387
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	505	557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,450	1,598
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	655	722
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	495	534
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	535	581
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	135	143
[9]	Clear Creek Independent School District GO	5.000%	2/15/2030	225	241
[9]	Clear Creek Independent School District GO	5.000%	2/15/2031	110	119
[9]	Conroe Independent School District GO	5.000%	2/15/2029	220	232
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	645	652
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	540	546
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,050	1,087
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	1,565	1,651
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	1,340	1,435
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	390	428
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	990	1,046
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	1,065	1,138
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	600	646
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2030	140	149
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	405	443
[2]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2031	140	155
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	1,190	1,259
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	485	487
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	190	191
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	660	678
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	115	120
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	251
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	675	719
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	595	642
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	635	685
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	385	416
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	350	376
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	940	1,027
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	790	871
[9]	Dallas Independent School District GO	5.000%	2/15/2029	695	733
[9]	Dallas Independent School District GO	5.000%	2/15/2029	1,560	1,645
[9]	Dallas Independent School District GO	5.000%	2/15/2030	1,410	1,510
[9]	Dallas Independent School District GO	5.000%	2/15/2033	710	785
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2027	310	313
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2028	305	314
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,380	1,437
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	80	85
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2030	4,315	4,569
[9]	Dallas Independent School District GO PUT	5.000%	2/15/2031	190	204
[9]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/2027	60	61
	Dallas TX GO	5.000%	2/15/2027	240	243
	Dallas TX GO	5.000%	2/15/2027	145	147
	Dallas TX GO	5.000%	2/15/2028	100	103
	Dallas TX GO	5.000%	2/15/2029	325	342
	Dallas TX GO	5.000%	2/15/2030	260	277
[1]	Dallas TX GO	3.000%	2/15/2033	640	615
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	105	105
[9]	Denton Independent School District GO PUT	4.000%	8/15/2028	410	417
[9]	Denton Independent School District GO PUT	4.000%	8/15/2030	210	215
	Denton TX GO	5.000%	2/15/2027	990	1,001
	Denton TX GO	5.000%	2/15/2028	540	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/2032	670	735
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	765	772
[9]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	1,335	1,353
[9]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	1,725	1,712
[3]	Fort Worth TX GO	5.000%	3/1/2027	1,845	1,864
[9]	Frisco Independent School District GO	5.000%	2/15/2028	245	253
[9]	Frisco Independent School District GO	5.000%	2/15/2029	540	569
[9]	Frisco Independent School District GO	5.000%	2/15/2030	350	374
[9]	Garland Independent School District GO	5.000%	2/15/2032	300	328
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	250	256
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	564
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	345	360
	Harris County TX GO	5.000%	9/15/2026	305	305
	Harris County TX GO	5.000%	10/1/2026	330	331
	Harris County TX GO	5.000%	9/15/2027	1,155	1,184
	Harris County TX Highway Revenue	5.000%	8/15/2030	830	831
	Harris County TX Highway Revenue	5.000%	8/15/2031	270	270
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	825	876
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	385	415
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	1,265	1,302
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	660	678
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	615	631
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	1,010	1,055
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	770	816
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	1,000	1,073
[9]	Houston Independent School District GO	5.000%	2/15/2027	1,935	1,957
[9]	Houston Independent School District GO	5.000%	2/15/2028	600	607
[9]	Houston Independent School District GO	5.000%	2/15/2028	895	926
	Houston Independent School District GO PUT	5.000%	7/15/2028	950	985
[9]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	1,805	1,816
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	395	411
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	875	907
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,115	1,224
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	1,555	1,563
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	300	309
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2029	510	543
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2030	200	216
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	260	278
	Houston TX GO	5.000%	3/1/2027	505	506
	Houston TX GO	5.000%	3/1/2027	320	324
	Houston TX GO	5.000%	3/1/2028	1,450	1,468
	Houston TX GO	5.000%	3/1/2028	590	611
	Houston TX GO	5.000%	3/1/2029	165	167
	Houston TX GO	5.000%	3/1/2029	590	621
	Houston TX GO	5.000%	3/1/2030	495	519
	Houston TX GO	5.000%	3/1/2031	290	313
	Houston TX GO	5.000%	3/1/2032	655	714
	Houston TX GO	5.000%	3/1/2033	1,430	1,570
[9]	Katy Independent School District GO	5.000%	2/15/2027	520	525
[9]	Katy Independent School District GO	5.000%	2/15/2028	500	517
[9]	Klein Independent School District GO	5.000%	8/1/2029	265	281
[9]	Lewisville Independent School District GO	4.000%	8/15/2027	440	440
[9]	Lewisville Independent School District GO	5.000%	8/15/2029	1,205	1,281
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	260	260
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2029	120	127
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	745	800
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	270	275
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2029	135	142
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	505	541
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	160	171
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	205	222
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	100	108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	480	527
[9]	Montgomery Independent School District GO	5.000%	2/15/2033	1,400	1,547
[9]	North East TX Independent School District GO	5.250%	2/1/2027	180	182
[9]	North East TX Independent School District GO	5.250%	2/1/2029	360	382
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2027	385	394
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2029	475	504
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2031	365	397
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2032	785	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	345	348
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,815	1,829
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	403
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	650	670
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	255	268
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	675	709
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	885	931
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,025	1,093
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,050	2,194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	280	302
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	250	270
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	965	1,047
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	275	297
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	250	252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	680	746
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	1,555	1,694
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	675	650
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	535	499
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	1,290	1,163
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	2,110	1,833
[9]	Northside Independent School District GO PUT	2.000%	6/1/2027	250	248
[9]	Northside Independent School District GO PUT	3.550%	6/1/2028	2,050	2,061
[9]	Northside Independent School District GO PUT	3.100%	8/1/2029	1,000	994
[9]	Pearland Independent School District GO	5.000%	2/15/2032	395	432
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2029	140	149
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,260	1,375
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	730	745
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,035	1,127
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	265	289
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	1,605	1,771
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	1,605	1,767
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	1,235	1,350
[9]	Plano Independent School District GO	5.000%	2/15/2027	250	253
[9]	Plano Independent School District GO	5.000%	2/15/2028	225	233
[9]	Plano Independent School District GO	5.000%	2/15/2029	555	586
[9]	Plano Independent School District GO	5.000%	2/15/2030	245	262
[9]	Plano Independent School District GO	5.000%	2/15/2031	340	369
[9]	Plano Independent School District GO	5.000%	2/15/2032	135	148
	Plano Independent School District GO	5.000%	2/15/2033	820	902
[9]	Round Rock Independent School District GO	5.000%	8/1/2030	925	979
[9]	Round Rock Independent School District GO	4.000%	8/1/2032	775	791
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	80	80
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,322
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	1,280	1,322
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	435	436
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	1,100	1,158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	600	632
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	490	491
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	405	433
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	520	563
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	1,465	1,603
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	275	303
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2033	1,935	2,135
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	300	295
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	1,360	1,351
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	2,000	1,995
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.250%	12/1/2028	885	885
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	1,305	1,292
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	1,500	1,488
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.500%	12/1/2030	1,090	1,091
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	1,350	1,324
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2032	2,465	2,465
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	2/1/2053	150	150
[3]	San Antonio TX GO	5.000%	2/1/2032	1,000	1,094
[9]	Schertz-Cibolo-Universal City Independent School District GO PUT	3.125%	2/1/2029	1,470	1,469
[9]	Spring Branch Independent School District GO	5.000%	2/1/2027	1,095	1,105
[9]	Spring Branch Independent School District GO	5.000%	2/1/2028	225	232
[9]	Spring Branch Independent School District GO	5.000%	2/1/2029	970	1,023
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2028	5	5
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2031	515	559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/2027	390	397
	Texas A&M University College & University Revenue	5.000%	5/15/2027	365	372
	Texas A&M University College & University Revenue	5.000%	5/15/2028	620	630
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	1,300	1,302
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	870	872
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	1,355	1,500
	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2031	905	987
	Texas Department of Transportation State Highway Fund Highway Revenue	5.000%	4/1/2032	2,630	2,898
	Texas GO	5.000%	10/1/2026	180	180
	Texas GO	5.000%	10/1/2026	655	656
	Texas GO	5.000%	10/1/2027	1,115	1,145
	Texas GO	5.000%	10/1/2027	265	272
	Texas GO	3.200%	10/1/2028	200	200
	Texas GO	5.000%	10/1/2028	290	304
	Texas GO	3.300%	10/1/2029	465	465
	Texas GO	5.000%	10/1/2029	920	943
	Texas GO	5.000%	10/1/2029	1,005	1,071
	Texas GO	5.000%	10/1/2030	255	261
	Texas GO	5.000%	10/1/2030	1,500	1,624
	Texas GO	5.000%	10/1/2031	605	619
	Texas GO	5.000%	10/1/2031	1,085	1,189
	Texas GO	5.000%	10/1/2031	250	273
	Texas GO	5.000%	10/1/2032	835	853
	Texas GO	5.000%	10/1/2032	1,210	1,338
	Texas GO	5.000%	10/1/2032	1,770	1,953
	Texas GO PUT	2.800%	10/1/2030	3,440	3,393
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	265	278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2032	20	21
	Texas State University System College & University Revenue	5.000%	3/15/2027	1,435	1,453
	Texas State University System College & University Revenue	5.000%	3/15/2028	545	551
	Texas State University System College & University Revenue	5.000%	3/15/2028	530	548
[3]	Texas State University System College & University Revenue	5.000%	3/15/2028	710	730
	Texas State University System College & University Revenue	5.000%	3/15/2029	230	233
[3]	Texas State University System College & University Revenue	5.000%	3/15/2029	635	664
	Texas State University System College & University Revenue	5.000%	3/15/2030	510	544
	Texas State University System College & University Revenue	5.000%	3/15/2031	305	309
	Texas State University System College & University Revenue	5.000%	3/15/2031	120	130
	Texas State University System College & University Revenue	5.000%	3/15/2031	500	540
	Texas State University System College & University Revenue	5.000%	3/15/2032	1,065	1,163
	Texas State University System College & University Revenue	5.000%	3/15/2033	560	616
	Texas Transportation Commission GO	5.000%	4/1/2027	825	837
	Texas Transportation Commission GO	5.000%	4/1/2028	130	135
	Texas Transportation Commission GO	5.000%	4/1/2029	845	893
	Texas Transportation Commission GO	5.000%	4/1/2030	780	837
	Texas Transportation Commission GO	5.000%	4/1/2030	400	429
	Texas Transportation Commission GO	5.000%	4/1/2031	1,880	2,044
	Texas Transportation Commission GO	5.000%	4/1/2031	340	370
	Texas Transportation Commission GO	5.000%	4/1/2032	400	439
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	370	380
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	70	70
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	950	994
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	350	359
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	380	397
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	50	50
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	1,020	1,044
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	475	478
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	110	110
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	885	922
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	1,295	1,266
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	650	627
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/2028	1,075	1,097
	University of Houston College & University Revenue	5.000%	2/15/2028	190	197
	University of Houston College & University Revenue	5.000%	2/15/2033	1,500	1,659
	Williamson County TX GO	5.000%	2/15/2030	270	289
	Williamson County TX GO	5.000%	2/15/2031	180	195
	Williamson County TX GO	5.000%	2/15/2033	1,500	1,651
					215,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah (0.5%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	130	135
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	485	515
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	255	275
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	615	663
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	445	486
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	120	130
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	800	881
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	2,000	2,192
	Utah GO	5.000%	7/1/2027	330	337
	Utah GO	5.000%	7/1/2028	425	444
	Utah GO	5.000%	7/1/2029	340	358
	Utah GO	5.000%	7/1/2030	840	883
	Utah GO	5.000%	7/1/2031	620	650
	Utah GO	5.000%	7/1/2032	235	246
	Utah GO	3.000%	7/1/2033	250	243
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	185	195
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	245	263
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	270	294
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	325	357
[1]	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/2032	520	572
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2032	285	316
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2033	1,120	1,249
					11,684
Virginia (1.6%)
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	185	191
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	475	494
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2028	500	516
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2029	400	422
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2031	270	294
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2032	250	275
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2033	805	894
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	350	350
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	400	404
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	260	263
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	525	531
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	300	311
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	285	295
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	125	129
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	335	338
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	100	104
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	955	986
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	270	284
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	390	411
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	435	458
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,350	1,391
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	415	419
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	805	862
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	705	755
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	495	520
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	255	257
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	440	453
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,200	1,301
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	415	403
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	375	412
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	430	472
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2033	135	135
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	1,600	1,773
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	385	385
	Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	200	200
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	350	369
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	360	385
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipments Programs)	5.000%	2/1/2033	1,000	1,108
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	175	177
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	1,090	1,109
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	645	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	1,425	1,464
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	1,340	1,375
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2031	1,400	1,435
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	280	287
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2028	260	271
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	660	700
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	345	379
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	190	209
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	160	178
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	735	791
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	295	321
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	475	475
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	320	324
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	1,220	1,251
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	825	843
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	640	654
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	2,470	2,703
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2032	1,010	1,099
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,255	1,283
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	180	185
					37,727
Washington (3.5%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	430	432
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	805	827
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	360	378
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	1,325	1,416
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	525	569
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	365	401
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	205	224
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	590	642
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	195	186
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	1,165	1,187
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	1,525	1,586
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,290	1,340
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	720	776
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	1,025	1,105
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	530	549
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	600	654
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	810	883
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	785	863
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	305	316
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	270	279
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,140	1,254
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	1,025	1,127
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	110	121
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	285	295
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,030	1,065
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	230	256
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	750	833
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	365	372
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	1,185	1,208
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	210	214
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,445	1,473
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	1,200	1,251
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	500	521
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	1,310	1,441
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	1,365	1,502
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	380	388
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	2,310	2,408
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	180	200
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2027	900	918
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	2,025	2,065
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	1,175	1,225
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	175	191
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	565	581
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	330	332
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	245	245
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	525	547

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	140	141
King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	430	438
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	415	427
King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	440	455
King County WA GO	4.000%	1/1/2027	265	266
King County WA GO	5.000%	1/1/2030	530	567
King County WA GO	5.000%	1/1/2031	405	440
King County WA GO	5.000%	1/1/2032	950	1,036
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2030	920	990
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	1,300	1,414
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2032	225	248
University of Washington College & University Revenue PUT	4.000%	8/1/2027	100	100
Washington GO	4.000%	7/1/2027	1,645	1,665
Washington GO	4.000%	7/1/2027	420	425
Washington GO	5.000%	7/1/2027	265	270
Washington GO	5.000%	7/1/2027	1,535	1,567
Washington GO	5.000%	7/1/2027	380	388
Washington GO	5.000%	7/1/2027	135	138
Washington GO	5.000%	8/1/2027	1,060	1,084
Washington GO	5.000%	8/1/2027	370	378
Washington GO	5.000%	8/1/2027	625	639
Washington GO	5.000%	8/1/2027	435	445
Washington GO	5.000%	8/1/2027	110	112
Washington GO	4.000%	7/1/2028	785	805
Washington GO	4.000%	7/1/2028	1,095	1,123
Washington GO	5.000%	7/1/2028	1,165	1,215
Washington GO	5.000%	7/1/2028	420	438
Washington GO	5.000%	7/1/2028	300	313
Washington GO	5.000%	8/1/2028	750	766
Washington GO	5.000%	8/1/2028	570	582
Washington GO	5.000%	8/1/2028	1,790	1,871
Washington GO	5.000%	8/1/2028	1,545	1,615
Washington GO	5.000%	8/1/2028	130	136
Washington GO	4.000%	7/1/2029	400	414
Washington GO	4.000%	7/1/2029	325	337
Washington GO	5.000%	7/1/2029	1,235	1,312
Washington GO	5.000%	7/1/2029	1,180	1,254
Washington GO	5.000%	7/1/2029	575	611
Washington GO	5.000%	8/1/2029	470	480
Washington GO	5.000%	8/1/2029	1,810	1,926
Washington GO	5.000%	8/1/2029	1,000	1,064
Washington GO	5.000%	7/1/2030	1,055	1,137
Washington GO	5.000%	7/1/2030	540	582
Washington GO	5.000%	7/1/2030	980	1,056
Washington GO	5.000%	7/1/2030	190	205
Washington GO	5.000%	8/1/2030	840	858
Washington GO	5.000%	8/1/2030	840	906
Washington GO	5.000%	8/1/2030	560	604
Washington GO	5.000%	7/1/2031	965	1,054
Washington GO	5.000%	7/1/2031	1,405	1,534
Washington GO	5.000%	7/1/2031	115	126
Washington GO	5.000%	8/1/2031	1,005	1,027
Washington GO	5.000%	8/1/2031	90	92
Washington GO	5.000%	8/1/2031	25	27
Washington GO	5.000%	8/1/2031	515	563
Washington GO	5.000%	7/1/2032	600	662
Washington GO	5.000%	7/1/2032	125	138
Washington GO	5.000%	7/1/2032	1,700	1,876
Washington GO	5.000%	7/1/2032	120	132
Washington GO	5.000%	8/1/2032	720	735
Washington GO	5.000%	8/1/2032	530	585
Washington GO	5.000%	8/1/2032	1,200	1,325
Washington GO	5.000%	8/1/2032	360	374
Washington GO	5.000%	8/1/2032	990	1,093
Washington GO	5.000%	8/1/2033	370	377
Washington GO	5.000%	8/1/2033	2,000	2,228
				85,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (1.2%)
	Dane County WI GO	2.500%	6/1/2027	100	100
	Green Bay Area Public School District GO	5.000%	4/1/2027	615	624
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	125	127
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	510	518
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,180	1,199
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	1,150	1,174
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,205	1,230
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	535	546
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	1,085	1,106
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	240	255
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	610	658
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	100	102
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	1,725	1,887
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	205	226
	Wisconsin GO	5.000%	11/1/2026	455	457
	Wisconsin GO	5.000%	11/1/2026	935	939
	Wisconsin GO	5.000%	5/1/2027	110	112
	Wisconsin GO	5.000%	5/1/2027	180	183
	Wisconsin GO	5.000%	5/1/2027	415	422
	Wisconsin GO	5.000%	11/1/2027	1,340	1,362
	Wisconsin GO	5.000%	11/1/2027	1,235	1,255
	Wisconsin GO	5.000%	11/1/2027	2,300	2,338
	Wisconsin GO	5.000%	5/1/2028	555	578
	Wisconsin GO	5.000%	5/1/2028	280	291
	Wisconsin GO	5.000%	5/1/2028	150	156
	Wisconsin GO	5.000%	11/1/2028	865	879
	Wisconsin GO	5.000%	11/1/2028	1,035	1,051
	Wisconsin GO	5.000%	5/1/2029	1,265	1,341
	Wisconsin GO	5.000%	5/1/2029	245	260
	Wisconsin GO	5.000%	5/1/2029	175	185
	Wisconsin GO	5.000%	5/1/2030	470	506
	Wisconsin GO	5.000%	5/1/2030	460	495
	Wisconsin GO	5.000%	5/1/2030	575	619
	Wisconsin GO	5.000%	5/1/2031	265	289
	Wisconsin GO	5.000%	5/1/2031	1,020	1,114
	Wisconsin GO	5.000%	5/1/2031	1,050	1,145
	Wisconsin GO	5.000%	5/1/2031	100	109
[3]	Wisconsin GO	5.000%	5/1/2031	385	417
	Wisconsin GO	5.000%	5/1/2032	700	771
	Wisconsin GO	5.000%	5/1/2032	230	253
	Wisconsin GO	5.000%	5/1/2032	1,020	1,124
[3]	Wisconsin GO	5.000%	5/1/2032	315	345
	Wisconsin GO	5.000%	5/1/2033	85	95
					28,843
Total Tax-Exempt Municipal Bonds (Cost $2,436,638)					2,428,971

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Investment Company (3.9%)
[10]	Vanguard Municipal Low Duration Fund (Cost $95,601)	2.585%	9,560,137	95,602
Total Investments (104.3%) (Cost $2,532,239)				2,524,573
Other Assets and Liabilities—Net (-4.3%)				(105,046)
Net Assets (100%)				2,419,527
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $1,000, representing 0.0% of net assets.

9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,428,971	—	2,428,971
Temporary Cash Investments	95,602	—	—	95,602
Total	95,602	2,428,971	—	2,524,573